UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices)                    (Zip code)
Randall W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: March 1, 2010 - May 31, 2010

Item 1. Schedule of Investments.

Schwab Investments
Schwab YieldPlus Fund®

Portfolio Holdings of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

63.7%	U.S. Government and Government Agencies	108,160,873	108,554,600
34.1%	Corporate Bonds	58,073,245	58,070,960
0.2%	Other Investment Company	382,237	382,237
1.5%	Short-Term Investment	2,497,797	2,498,453

99.5%	Total Investments	169,114,152	169,506,250
0.5%	Other Assets and Liabilities, Net		868,767

100.0%	Net Assets		170,375,017

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 63.7% of net assets

U.S. Government Agency Guaranteed 3.0%
Regions Bank, (FDIC Insured)
3.25%, 12/09/11 (d)	5,000,000	5,176,265

U.S. Government Agency Securities 20.6%
Fannie Mae
1.00%, 11/23/11	10,000,000	10,040,880
0.88%, 01/12/12	10,000,000	10,005,090
Federal Home Loan Bank
0.80%, 05/06/11	15,000,000	15,049,650

		35,095,620

U.S. Treasury Obligations 40.1%
U.S. Treasury Notes
2.88%, 06/30/10	43,000,000	43,099,115
1.13%, 06/30/11	25,000,000	25,183,600

		68,282,715

Total U.S. Government and Government Agencies (Cost $108,160,873)		108,554,600

Corporate Bonds 34.1% of net assets

Finance 16.2%

Banking 11.7%
Australia & New Zealand Banking Group Ltd.
0.61%, 07/21/10 (a)(c)	3,500,000	3,508,502
Deutsche Bank AG
0.60%, 07/19/10 (a)	2,000,000	1,985,218
Goldman Sachs Group, Inc.
0.69%, 07/07/10 (a)	2,000,000	1,971,264
Morgan Stanley
2.93%, 08/16/10 (a)	500,000	499,519
National City Corp.
0.43%, 06/16/10 (a)	2,000,000	1,999,868
Sovereign Bancorp, Inc.
4.80%, 09/01/10	2,000,000	2,013,484
Svenska Handelsbanken AB
1.26%, 06/14/10 (a)(c)	4,000,000	4,011,344
Westpac Banking Corp.
0.61%, 07/21/10 (a)(c)	4,000,000	3,997,436

		19,986,635

Finance Company 0.3%
International Lease Finance Corp.
5.63%, 09/15/10	500,000	498,750

Insurance 3.0%
Metropolitan Life Global Funding I
1.03%, 06/25/10 (a)(c)	3,000,000	3,001,005
0.80%, 07/12/10 (a)(c)	2,000,000	1,999,458

		5,000,463

Real Estate Investment Trust 1.2%
Westfield Capital Corp Ltd.
4.38%, 11/15/10 (b)(c)	2,000,000	2,028,526

		27,514,374

Industrial 10.9%

Capital Goods 0.8%
Waste Management, Inc.
7.38%, 08/01/10 (b)	1,400,000	1,414,207

Communications 3.9%
Deutsche Telekom International Finance
8.50%, 06/15/10 (a)	1,000,000	1,002,193
Telecom Italia Capital S.A.
4.88%, 10/01/10 (b)	1,000,000	1,009,968
Telefonica Europe BV
7.75%, 09/15/10 (b)	1,500,000	1,528,017
Verizon Global Funding Corp.
7.25%, 12/01/10 (b)	3,000,000	3,093,129

		6,633,307

Consumer Cyclical 1.2%
PACCAR Financial Corp.
0.73%, 06/05/10 (a)	2,000,000	1,998,854

 1

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Consumer Non-Cyclical 2.5%
Anheuser-Busch InBev Worldwide, Inc.
1.01%, 06/28/10 (a)	1,250,000	1,256,365
Molson Coors Capital Finance ULC
4.85%, 09/22/10 (b)	825,000	834,716
Reynolds American, Inc.
0.96%, 06/15/10 (a)(b)	1,000,000	996,629
The Kroger Co.
6.80%, 04/01/11 (b)	1,124,000	1,170,365

		4,258,075

Energy 0.3%
Chesapeake Energy Corp.
7.50%, 06/15/10 (b)	500,000	512,500

Technology 1.8%
Affiliated Computer Services, Inc.
4.70%, 06/01/10	1,000,000	1,000,000
International Business Machines Corp.
0.38%, 08/04/10 (a)	2,000,000	2,001,030

		3,001,030

Transportation 0.4%
Delta Air Lines, Inc.
7.57%, 11/18/10 (b)	750,000	757,500

		18,575,473

Utilities 7.0%

Electric 5.4%
Columbus Southern Power Co.
0.66%, 06/16/10 (a)	500,000	502,165
Dominion Resources, Inc.
1.31%, 06/17/10 (a)	395,000	395,160
Georgia Power Co.
0.58%, 06/15/10 (a)(b)	500,000	501,183
National Rural Utilities Cooperative Finance Corp.
1.07%, 07/01/10 (a)	2,845,000	2,846,240
Nisource Finance Corp.
7.88%, 11/15/10 (b)	1,400,000	1,439,246
Southern Co.
0.71%, 07/21/10 (a)	3,500,000	3,513,710

		9,197,704

Natural Gas 1.6%
Enterprise Products Operating L.P.
4.95%, 06/01/10	1,400,000	1,400,000
Kinder Morgan Finance
5.35%, 01/05/11 (b)	500,000	503,750
Williams Cos., Inc.
2.29%, 07/01/10 (a)(c)	880,000	879,659

		2,783,409

		11,981,113

Total Corporate Bonds (Cost $58,073,245)		58,070,960

	Number	Value
Security	of Shares	($)

Other Investment Company 0.2% of net assets

Money Fund 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	382,237	382,237

Total Other Investment Company (Cost $382,237)		382,237

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.5% of net assets

U.S. Treasury Obligation 1.5%
U.S. Treasury Bills
0.24%, 10/14/10	2,500,000	2,498,453

Total Short-Term Investment (Cost $2,497,797)		2,498,453

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $169,114,152, and the unrealized appreciation and depreciation were $464,073 and ($71,975), respectively, with a net unrealized appreciation of $392,098.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,425,930 or 11.4% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

2

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$108,554,600	$—	$108,554,600
U.S. Government Security(a)	—	2,498,452	—	2,498,452
Corporate Bonds(a)	—	39,495,487	—	39,495,487
Industrial	—	17,305,473	—	17,305,473
Energy	—	512,500	—	512,500
Transportation	—	—	757,500	757,500
Other Investment Company	382,238	—	—	382,238

Total	$382,238	$168,366,512	$757,500	$169,506,250

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

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Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	May 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Loss)	(Sales)	in/out	2010

Asset-Backed Obligations	$11,383,000	$15	$(7,999,880)	$8,616,865	$(12,000,000)	$—	$—
Corporate Bonds	1,500,000	(810)	16,665	(31,080)	(727,275)	—	757,500

Total	$12,883,000	$(795)	$(7,983,215)	$8,585,785	$(12,727,275)	$—	$757,500

REG46015MAY10 - 00

4

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings As of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

71.4%	U.S. Government and Government Agencies	174,013,279	176,283,880
6.7%	Foreign Securities	16,194,138	16,549,721
20.5%	Corporate Bonds	47,849,534	50,525,477
0.2%	Municipal Bonds	509,484	513,206
0.9%	Other Investment Company	2,170,192	2,170,192

99.7%	Total Investments	240,736,627	246,042,476
0.3%	Other Assets and Liabilities, Net		839,932

100.0%	Net Assets		246,882,408

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 71.4% of net assets

U.S. Government Agency Guaranteed 3.3%
Citigroup Funding, Inc., (FDIC Insured)
1.88%, 10/22/12 (d)	2,000,000	2,027,286
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (d)	1,000,000	1,033,740
State Street Capital Trust III, (FDIC Insured)
2.15%, 04/30/12 (d)	3,000,000	3,068,835
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (d)	1,000,000	1,044,302
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (d)	1,000,000	1,032,264

		8,206,427

U.S. Government Agency Securities 14.9%
Fannie Mae
3.63%, 08/15/11	2,500,000	2,589,202
1.25%, 06/22/12	1,000,000	1,004,823
1.75%, 08/10/12	2,000,000	2,028,710
1.50%, 09/25/12 (b)	500,000	501,667
1.88%, 10/29/12 (b)	2,000,000	2,008,270
3.25%, 04/09/13	1,000,000	1,052,587
2.75%, 02/05/14	500,000	517,253
2.63%, 11/20/14	2,000,000	2,046,094
3.25%, 01/26/15 (b)	1,500,000	1,505,814
Federal Farm Credit Bank
3.50%, 10/03/11	500,000	518,478
4.50%, 10/17/12	1,000,000	1,077,361
1.63%, 03/07/13 (b)	250,000	249,613
2.49%, 02/03/14 (b)	250,000	250,050
Federal Home Loan Bank
3.63%, 07/01/11	500,000	516,713
3.63%, 09/16/11	1,000,000	1,039,015
1.00%, 12/28/11	500,000	501,672
1.75%, 08/22/12	1,000,000	1,014,726
1.85%, 12/21/12 (b)	1,500,000	1,506,040
3.38%, 02/27/13	500,000	526,892
3.63%, 10/18/13	2,500,000	2,662,355
5.50%, 08/13/14	2,000,000	2,286,854
Freddie Mac
3.88%, 06/29/11	2,000,000	2,070,154
1.13%, 12/15/11	1,000,000	1,005,452
1.35%, 06/29/12 (b)	2,000,000	2,004,552
2.13%, 09/21/12	2,000,000	2,044,648
1.80%, 02/25/13 (b)	500,000	502,712
3.75%, 06/28/13	1,000,000	1,069,567
3.00%, 07/28/14	2,000,000	2,083,170
3.15%, 01/22/15 (b)	500,000	501,871

		36,686,315

U.S. Treasury Obligations 53.2%
U.S. Treasury Notes
1.13%, 06/30/11	4,000,000	4,029,376
1.00%, 07/31/11	2,000,000	2,011,798
5.00%, 08/15/11	1,000,000	1,054,531
1.00%, 08/31/11	2,000,000	2,011,798
1.00%, 09/30/11	2,000,000	2,011,954
1.00%, 10/31/11	2,000,000	2,011,094
4.63%, 10/31/11	1,000,000	1,057,500
1.75%, 11/15/11	1,000,000	1,016,641
0.75%, 11/30/11	2,350,000	2,353,948
1.00%, 12/31/11	5,600,000	5,629,098
0.88%, 01/31/12	2,800,000	2,808,532
4.88%, 02/15/12	3,000,000	3,215,859
4.50%, 03/31/12	3,000,000	3,211,056
1.38%, 04/15/12	1,000,000	1,012,774
1.00%, 04/30/12	4,000,000	4,018,904
4.50%, 04/30/12	1,000,000	1,072,071
1.38%, 05/15/12	3,400,000	3,442,235
0.75%, 05/31/12	1,000,000	999,536
1.88%, 06/15/12	1,500,000	1,533,984
4.63%, 07/31/12	1,000,000	1,082,578
1.75%, 08/15/12	1,750,000	1,784,863
4.38%, 08/15/12	1,000,000	1,077,891
4.13%, 08/31/12	1,000,000	1,073,828
1.38%, 09/15/12	6,300,000	6,367,920
4.25%, 09/30/12	1,000,000	1,078,281
1.38%, 10/15/12	3,800,000	3,837,704
3.88%, 10/31/12	1,000,000	1,070,313
1.38%, 11/15/12	3,950,000	3,984,254

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Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
3.38%, 11/30/12	1,000,000	1,058,828
1.13%, 12/15/12	2,000,000	2,002,344
3.63%, 12/31/12	1,000,000	1,067,031
1.38%, 01/15/13	2,100,000	2,113,453
1.38%, 02/15/13	2,500,000	2,514,062
2.75%, 02/28/13	1,500,000	1,565,859
1.38%, 03/15/13	2,500,000	2,513,667
3.13%, 04/30/13	1,000,000	1,055,703
1.38%, 05/15/13	475,000	476,893
3.38%, 06/30/13	1,000,000	1,063,438
3.38%, 07/31/13	1,000,000	1,062,969
4.25%, 08/15/13	2,000,000	2,182,188
3.13%, 08/31/13	1,000,000	1,054,453
3.13%, 09/30/13	1,000,000	1,053,906
2.75%, 10/31/13	1,550,000	1,613,575
4.25%, 11/15/13	2,000,000	2,187,188
2.00%, 11/30/13	1,000,000	1,015,235
1.50%, 12/31/13	2,000,000	1,993,438
1.75%, 01/31/14	1,000,000	1,004,297
4.00%, 02/15/14	1,000,000	1,086,094
1.88%, 02/28/14	1,000,000	1,007,578
1.75%, 03/31/14	2,000,000	2,004,062
1.88%, 04/30/14	2,000,000	2,011,406
2.25%, 05/31/14	3,500,000	3,566,720
2.63%, 06/30/14	4,250,000	4,386,132
2.63%, 07/31/14	2,810,000	2,899,350
2.38%, 08/31/14	2,475,000	2,527,594
2.38%, 09/30/14	3,100,000	3,161,275
2.38%, 10/31/14	1,000,000	1,018,594
2.25%, 01/31/15	6,225,000	6,291,626
2.38%, 02/28/15	4,250,000	4,319,045
2.50%, 04/30/15	2,600,000	2,652,814

		131,391,138

Total U.S. Government and Government Agencies (Cost $174,013,279)		176,283,880

Foreign Securities 6.7% of net assets

Foreign Agencies 2.2%

Canada 0.4%
Export Development Canada
1.75%, 09/24/12	1,000,000	1,010,787

Germany 0.8%
KFW Bankengruppe
2.00%, 01/17/12	2,000,000	2,029,046

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500,000	515,500

Republic of Korea 0.8%
Export-Import Bank of Korea
8.13%, 01/21/14	400,000	456,112
4.13%, 09/09/15	1,000,000	992,190
Korea Development Bank
8.00%, 01/23/14	400,000	448,744

		1,897,046

		5,452,379

Foreign Local Government 0.6%

Canada 0.6%
Province of British Columbia Canada
2.85%, 06/15/15	500,000	507,727
Province of Ontario Canada
4.10%, 06/16/14	1,000,000	1,066,327

		1,574,054

Sovereign 0.9%

Canada 0.2%
Canada Government International Bond
2.38%, 09/10/14	500,000	508,719

Italy 0.2%
Republic of Italy
2.13%, 10/05/12	500,000	495,041

Mexico 0.4%
Mexico (United Mexican States)
5.88%, 02/17/14 (b)	1,000,000	1,095,000

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	100,000	116,000

		2,214,760

Supranational 3.0%
European Investment Bank
2.63%, 11/15/11	4,500,000	4,615,906
1.75%, 09/14/12	1,000,000	1,009,757
Inter-American Development Bank
3.00%, 04/22/14	1,111,000	1,152,905
Nordic Investment Bank
3.63%, 06/17/13	500,000	529,960

		7,308,528

Total Foreign Securities (Cost $16,194,138)		16,549,721

Corporate Bonds 20.5% of net assets

Finance 9.0%

Banking 6.4%
American Express Bank FSB
5.50%, 04/16/13	1,000,000	1,080,268
Bank of America Corp.
4.88%, 01/15/13	500,000	521,256
4.50%, 04/01/15	300,000	298,503
Barclays Bank PLC
5.20%, 07/10/14	300,000	310,678
BB&T Corp.
3.38%, 09/25/13	500,000	512,204
Citigroup, Inc.
5.25%, 02/27/12	750,000	771,832
5.50%, 04/11/13	1,500,000	1,546,168
Countrywide Financial Corp.
5.80%, 06/07/12	1,000,000	1,054,641
Credit Suisse USA, Inc.
3.45%, 07/02/12	1,000,000	1,033,082

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
5.50%, 08/15/13	500,000	547,781
Deutsche Bank AG
4.88%, 05/20/13	500,000	527,061
Goldman Sachs Capital II
5.79%, 06/01/10 (a)(b)	500,000	385,000
JPMorgan Chase & Co.
4.75%, 05/01/13	1,500,000	1,593,936
Morgan Stanley
4.75%, 04/01/14	550,000	546,464
4.10%, 01/26/15	300,000	287,892
6.00%, 04/28/15	500,000	516,158
PNC Funding Corp.
4.25%, 09/21/15	400,000	412,382
The Goldman Sachs Group, Inc.
5.45%, 11/01/12	500,000	520,257
4.75%, 07/15/13	500,000	509,163
5.25%, 10/15/13	500,000	520,638
Wells Fargo & Co.
5.25%, 10/23/12	1,500,000	1,607,083
5.00%, 11/15/14	750,000	788,056

		15,890,503

Brokerage 0.2%
BlackRock, Inc.
2.25%, 12/10/12 (b)	250,000	254,121
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	103,972

		358,093

Finance Company 1.2%
General Electric Capital Corp.
3.50%, 08/13/12	500,000	513,884
4.80%, 05/01/13	1,500,000	1,587,436
HSBC Finance Corp.
7.00%, 05/15/12	750,000	809,856

		2,911,176

Insurance 1.0%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	300,000	327,427
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13 (b)	1,000,000	1,082,653
Prudential Financial, Inc.
3.63%, 09/17/12	1,000,000	1,021,562

		2,431,642

Real Estate Investment Trust 0.2%
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	500,000	557,189

		22,148,603

Industrial 9.9%

Basic Industry 0.9%
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	500,000	556,354
Praxair, Inc.
4.38%, 03/31/14 (b)	150,000	160,737
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	500,000	601,186
The Dow Chemical Co.
7.60%, 05/15/14 (b)	300,000	343,977
Vale Inco Ltd.
7.75%, 05/15/12 (b)	500,000	544,891

		2,207,145

Capital Goods 1.0%
General Electric Co.
5.00%, 02/01/13	1,000,000	1,071,186
John Deere Capital Corp.
4.90%, 09/09/13	500,000	544,944
Northrop Grumman Corp.
3.70%, 08/01/14 (b)	500,000	519,962
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200,000	255,319

		2,391,411

Communications 2.0%
AT&T, Inc.
6.70%, 11/15/13 (b)	1,000,000	1,144,508
CBS Corp.
8.20%, 05/15/14 (b)	550,000	644,083
DIRECTV Holdings LLC
3.55%, 03/15/15 (b)(c)	250,000	249,980
NBC Universal, Inc.
3.65%, 04/30/15 (b)(c)	500,000	506,839
Telefonica Emisiones, S.A.U.
5.98%, 06/20/11 (b)	500,000	521,955
Time Warner Cable, Inc.
3.50%, 02/01/15 (b)	250,000	252,773
Time Warner Entertainment Co. LP
10.15%, 05/01/12	500,000	572,406
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,000,000	1,091,049

		4,983,593

Consumer Cyclical 0.9%
CVS Caremark Corp.
3.25%, 05/18/15 (b)	250,000	251,537
Nordstrom, Inc.
6.75%, 06/01/14 (b)	108,000	124,038
PACCAR, Inc.
6.38%, 02/15/12 (b)	500,000	541,310
Turner Broadcasting System, Inc.
8.38%, 07/01/13	675,000	788,100
Wal-Mart Stores, Inc.
3.20%, 05/15/14	500,000	521,069

		2,226,054

Consumer Non-Cyclical 2.7%
Abbott Laboratories
5.15%, 11/30/12 (b)	750,000	819,010
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	500,000	512,595
Bottling Group LLC
6.95%, 03/15/14 (b)	500,000	585,699
Clorox Co.
5.00%, 03/01/13 (b)	500,000	541,522
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	500,000	558,463
General Mills, Inc.
6.00%, 02/15/12 (b)	190,000	205,142
Kraft Foods, Inc.
2.63%, 05/08/13	500,000	507,291
McKesson Corp.
6.50%, 02/15/14 (b)	200,000	226,295

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	250,000	275,771
Pfizer, Inc.
5.35%, 03/15/15 (b)	500,000	560,374
Procter & Gamble Co.
1.38%, 08/01/12	250,000	251,733
Reynolds American, Inc.
7.25%, 06/01/13 (b)	500,000	553,292
Safeway, Inc.
6.25%, 03/15/14 (b)	250,000	281,766
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12 (b)	200,000	201,829
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	500,000	531,141

		6,611,923

Energy 1.1%
Apache Corp.
6.00%, 09/15/13 (b)	500,000	561,127
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	300,000	339,802
BP Capital Markets PLC
3.13%, 03/10/12	250,000	253,860
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13 (b)	250,000	275,253
Husky Energy, Inc.
5.90%, 06/15/14 (b)	300,000	330,167
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	250,000	290,609
Shell International Finance BV
4.00%, 03/21/14 (b)	500,000	531,102
Valero Energy Corp.
6.88%, 04/15/12 (b)	150,000	161,628

		2,743,548

Technology 1.0%
Agilent Technologies, Inc.
4.45%, 09/14/12 (b)	400,000	416,477
Hewlett-Packard Co.
2.95%, 08/15/12 (b)	500,000	517,731
6.13%, 03/01/14 (b)	300,000	341,858
International Business Machines Corp.
6.50%, 10/15/13 (b)	500,000	575,208
Xerox Corp.
5.65%, 05/15/13 (b)	500,000	539,084

		2,390,358

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	200,000	230,869
Canadian National Railway Co.
6.38%, 10/15/11 (b)	500,000	535,926

		766,795

		24,320,827

Utilities 1.6%

Electric 1.1%
Consumers Energy Co.
5.38%, 04/15/13 (b)	500,000	542,592
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)	500,000	563,679
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/12 (b)	500,000	511,635
Pacific Gas & Electric Co.
6.25%, 12/01/13 (b)	500,000	567,445
Southern California Edison Co.
5.75%, 03/15/14 (b)	500,000	561,351

		2,746,702

Natural Gas 0.5%
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	200,000	233,606
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	250,000	301,927
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	250,000	270,174
TransCanada PipeLines Ltd.
3.40%, 06/01/15 (b)	500,000	503,638

		1,309,345

		4,056,047

Total Corporate Bonds (Cost $47,849,534)		50,525,477

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	500,000	513,206

Total Municipal Bonds (Cost $509,484)		513,206

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

Money Fund 0.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,170,192	2,170,192

Total Other Investment Company (Cost $2,170,192)		2,170,192

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $240,865,934, and the unrealized appreciation and depreciation were $5,287,924 and ($111,382), respectively, with a net unrealized appreciation of $5,176,542.

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $756,819 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$176,283,880	$—	$176,283,880
Foreign Securities(a)	—	16,549,721	—	16,549,721
Corporate Bonds(a)	—	50,525,477	—	50,525,477
Municipal Bonds(a)	—	513,206	—	513,206
Other Investment Company(a)	2,170,192	—	—	2,170,192

Total	$2,170,192	$243,872,284	$—	$246,042,476

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

REG46016MAY10 - 00

6

Schwab Investments
Schwab® Premier Income Fund

Portfolio Holdings As of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

34.1%		Corporate Bonds	134,498,274	139,695,805
3.6%		Asset-Backed Obligations	15,721,449	14,875,670
39.4%		Mortgage-Backed Securities	158,920,476	161,104,872
2.9%		Commercial Mortgage Backed Securities	11,351,914	11,951,047
25.3%		U.S. Government and Government Agencies	101,515,038	103,375,466
0.3%		Foreign Securities	1,094,872	1,138,978
0.4%		Preferred Stock	1,535,625	1,587,656
0.9%		Other Investment Companies	3,493,391	3,493,391
0.1%		Short-Term Investments	599,786	599,786

107.0%		Total Investments	428,730,825	437,822,671
(7	.0)%	Other Assets and Liabilities, Net		(28,475,288)

100.0%		Net Assets		409,347,383

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 34.1% of net assets

Finance 12.0%

Banking 6.1%
Bank of America Corp.
4.50%, 04/01/15	1,500,000	1,492,516
5.63%, 10/14/16 (h)	500,000	512,300
Barclays Bank PLC
6.75%, 05/22/19 (h)	500,000	533,774
BB&T Corp.
3.95%, 04/29/16	1,000,000	1,006,341
Bear Stearns & Co., Inc.
7.25%, 02/01/18 (h)	750,000	856,273
Citigroup, Inc.
5.25%, 02/27/12 (h)	750,000	771,832
8.50%, 05/22/19 (h)	300,000	352,076
CoBank ACB
7.88%, 04/16/18 (c)(h)	1,000,000	1,134,597
Goldman Sachs Group, Inc.
0.69%, 07/07/10 (a)	1,250,000	1,232,040
5.38%, 03/15/20	500,000	483,275
JPMorgan Chase & Co.
6.30%, 04/23/19	500,000	545,219
Merrill Lynch & Co., Inc.
0.52%, 07/26/10 (a)	1,500,000	1,480,807
Morgan Stanley
2.93%, 08/16/10 (a)	1,500,000	1,498,557
4.75%, 04/01/14	500,000	496,786
6.00%, 05/13/14	200,000	207,498
6.00%, 04/28/15	500,000	516,158
7.30%, 05/13/19 (b)	500,000	526,033
Rabobank Nederland
11.00%, 06/30/19 (a)(b)(c)	500,000	608,225
Republic New York Corp.
0.63%, 07/30/10 (a)(b)	2,500,000	2,388,257
Royal Bank of Scotland Group PLC
6.38%, 02/01/11	2,351,000	2,381,876
Svenska Handelsbanken AB
1.26%, 06/14/10 (a)(c)	1,250,000	1,253,545
UBS Preferred Funding Trust I
8.62%, 10/01/10 (a)(b)	1,000,000	975,375
US Bancorp
3.15%, 03/04/15	1,000,000	1,015,670
Wachovia Bank NA
4.80%, 11/01/14	500,000	521,774
Wells Fargo & Co.
3.63%, 04/15/15	1,000,000	1,013,076
Westpac Banking Corp.
0.61%, 07/21/10 (a)(c)	1,000,000	999,359

		24,803,239

Brokerage 0.6%
BlackRock, Inc.
5.00%, 12/10/19 (b)	500,000	520,049
Jefferies Group, Inc.
8.50%, 07/15/19 (b)	500,000	563,285
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	311,915
6.70%, 03/04/20	900,000	927,936

		2,323,185

Finance Company 1.6%
General Electric Capital Corp.
5.72%, 08/22/11 (b)	2,000,000	2,009,560
International Lease Finance Corp.
4.88%, 09/01/10	1,000,000	997,500
5.63%, 09/15/10	2,500,000	2,493,750
SLM Corp.
4.50%, 07/26/10	1,000,000	1,003,004

		6,503,814

Insurance 3.1%
CIGNA Corp.
5.13%, 06/15/20 (b)	1,000,000	1,013,073
Coventry Health Care, Inc.
5.88%, 01/15/12	3,500,000	3,644,389

 1

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Highmark, Inc.
6.80%, 08/15/13 (b)(c)	1,000,000	1,078,217
Lincoln National Corp.
6.25%, 02/15/20 (b)	850,000	892,123
MetLife, Inc.
7.72%, 02/15/19 (b)(h)	250,000	289,773
Metropolitan Life Global Funding I
0.80%, 07/12/10 (a)(c)	3,000,000	2,999,187
Travelers Co., Inc.
5.90%, 06/02/19 (b)	100,000	109,605
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)(h)	2,000,000	1,900,000
ZFS Finance USA Trust III
1.41%, 06/15/10 (a)(b)(c)	1,000,000	903,750

		12,830,117

Real Estate Investment Trust 0.6%
Digital Realty Trust LP
5.88%, 02/01/20 (b)(c)	1,000,000	1,008,246
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	1,000,000	1,114,378
Ventas Realty LP
6.50%, 06/01/16 (b)	500,000	500,613

		2,623,237

		49,083,592

Industrial 18.5%

Basic Industry 1.2%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)(h)	1,000,000	1,085,000
Alcoa, Inc.
6.75%, 07/15/18 (b)	1,000,000	1,010,775
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19 (b)(h)	1,000,000	1,265,893
The Dow Chemical Co.
7.60%, 05/15/14 (b)(h)	500,000	573,295
8.55%, 05/15/19 (b)(h)	1,000,000	1,187,928

		5,122,891

Capital Goods 1.5%
BAE Asset Systems 2001 Asset Trust
6.66%, 09/15/13 (c)	1,222,597	1,287,272
Ball Corp.
7.13%, 09/01/16 (b)	250,000	257,500
Bombardier Inc.
8.00%, 11/15/14 (b)(c)	2,000,000	2,080,000
John Deere Capital Corp.
2.95%, 03/09/15	500,000	508,195
L-3 Communications Corp.
4.75%, 07/15/20 (b)	850,000	849,416
Republic Services, Inc.
5.00%, 03/01/20 (b)(c)	1,000,000	1,009,298
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100,000	127,660

		6,119,341

Communications 4.3%
AT&T, Inc.
6.70%, 11/15/13 (b)(h)	400,000	457,803
British Sky Broadcasting Group PLC
9.50%, 11/15/18 (b)(c)(h)	500,000	643,188
CBS Corp.
8.20%, 05/15/14 (b)(h)	500,000	585,530
5.75%, 04/15/20 (b)	500,000	511,470
DIRECTV Holdings LLC
3.55%, 03/15/15 (b)	1,250,000	1,249,897
NBC Universal, Inc.
5.15%, 04/30/20 (b)(c)	1,000,000	1,022,940
News America Holdings, Inc.
9.25%, 02/01/13 (h)	500,000	582,601
News America, Inc.
7.25%, 05/18/18	650,000	770,438
Qwest Corp.
3.51%, 06/15/10 (a)	3,000,000	2,962,500
8.38%, 05/01/16 (b)	500,000	545,000
Securus Technologies, Inc.
11.00%, 09/01/11 (b)	3,012,000	3,113,655
Sprint Nextel Corp.
0.69%, 06/28/10 (a)	3,000,000	2,992,281
Telefonica Emisiones, S.A.U.
6.42%, 06/20/16 (b)	1,000,000	1,112,369
Time Warner Entertainment Co. LP
10.15%, 05/01/12	480,000	549,510
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	500,000	638,200

		17,737,382

Consumer Cyclical 3.2%
CVS Caremark Corp.
3.25%, 05/18/15 (b)	1,250,000	1,257,686
4.75%, 05/18/20 (b)	1,500,000	1,493,499
5.88%, 01/10/28 (b)	1,782,142	1,813,807
DR Horton, Inc.
7.88%, 08/15/11	1,000,000	1,055,000
Ford Motor Credit Co. LLC
9.75%, 09/15/10	2,000,000	2,028,770
Historic TW, Inc.
6.88%, 06/15/18	350,000	403,018
International Game Technology
7.50%, 06/15/19	500,000	579,116
Nordstrom, Inc.
6.75%, 06/01/14 (b)	475,000	545,538
PACCAR, Inc.
6.88%, 02/15/14 (b)	200,000	229,525
Royal Caribbean Cruises Ltd.
8.75%, 02/02/11	1,500,000	1,537,500
Time Warner, Inc.
4.88%, 03/15/20 (b)	1,000,000	998,926
Viacom, Inc.
6.25%, 04/30/16 (b)	1,000,000	1,123,968

		13,066,353

Consumer Non-Cyclical 4.9%
Anheuser-Busch InBev Worldwide, Inc.
1.01%, 06/28/10 (a)	6,250,000	6,281,825
DaVita, Inc.
7.25%, 09/15/10 (b)	1,000,000	1,000,000
Fresenius Medical Care Capital Trust IV
7.88%, 06/15/11	1,000,000	1,040,000
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)(h)	500,000	551,541
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500,000	641,529

2

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Reynolds American, Inc.
0.96%, 06/15/10 (a)(b)	3,000,000	2,989,887
7.63%, 06/01/16 (b)	2,200,000	2,406,934
Senior Housing Properties Trust
6.75%, 04/15/20 (b)	1,500,000	1,466,250
Stater Brothers Holdings
8.13%, 06/15/12 (b)	3,000,000	3,011,250
Watson Pharmaceuticals, Inc.
6.13%, 08/15/19 (b)	500,000	536,268

		19,925,484

Energy 1.5%
Apache Corp.
6.90%, 09/15/18 (b)(h)	100,000	120,464
Baker Hughes, Inc.
6.50%, 11/15/13 (b)(h)	100,000	113,267
7.50%, 11/15/18 (b)(h)	100,000	121,087
Chesapeake Energy Corp.
7.50%, 09/15/13 (b)(g)	1,000,000	1,025,000
7.50%, 06/15/14 (b)	2,500,000	2,562,500
ConocoPhillips
4.60%, 01/15/15 (b)	1,500,000	1,624,581
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250,000	293,733
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250,000	306,613

		6,167,245

Technology 1.1%
Affiliated Computer Services, Inc.
4.70%, 06/01/10	2,000,000	2,000,000
Seagate HDD Cayman
6.88%, 05/01/20 (b)(c)	1,000,000	955,000
Seagate Technology International
10.00%, 05/01/14 (b)(c)	500,000	563,125
Xerox Corp.
7.13%, 06/15/10 (b)(h)	1,000,000	1,001,828

		4,519,953

Transportation 0.8%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)(h)	100,000	115,435
Delta Air Lines, Inc.
7.57%, 05/18/12 (b)	2,750,000	2,777,500
Union Pacific Corp.
5.75%, 11/15/17 (b)	200,000	220,877

		3,113,812

		75,772,461

Utilities 3.6%

Electric 1.6%
Appalachian Power Co.
7.95%, 01/15/20 (b)(h)	400,000	491,668
Columbus Southern Power Co.
0.66%, 06/16/10 (a)	250,000	251,082
DTE Energy Co.
7.63%, 05/15/14 (b)(h)	800,000	935,505
Georgia Power Co.
0.58%, 06/15/10 (a)(b)	2,000,000	2,004,732
Nevada Power Co.
6.50%, 04/15/12 (b)(h)	1,000,000	1,080,406
7.13%, 03/15/19 (b)	500,000	581,377
Nisource Finance Corp.
10.75%, 03/15/16 (b)	400,000	513,608
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	500,000	620,482

		6,478,860

Natural Gas 2.0%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)(h)	708,000	762,225
Energy Transfer Partners LP
8.50%, 04/15/14 (b)(h)	500,000	584,015
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)(h)	100,000	120,771
8.38%, 08/01/16 (a)(b)	500,000	493,082
Ferrellgas Partners LP
9.13%, 10/01/17 (b)	1,000,000	1,040,000
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (b)(h)	300,000	323,411
Kinder Morgan Finance
5.35%, 01/05/11 (b)	4,500,000	4,533,750
TransCanada PipeLines Ltd.
3.40%, 06/01/15 (b)(g)	500,000	503,638

		8,360,892

		14,839,752

Total Corporate Bonds (Cost $134,498,274)		139,695,805

Asset-Backed Obligations 3.6% of net assets
ACE Securities Corp.
Series 2003-HS1 Class M3
4.09%, 06/25/10 (a)(b)(h)	1,500,000	928,788
Aegis Asset Backed Securities Trust
Series 2006-1 Class A1
0.42%, 06/25/10 (a)(b)(h)	21,314	20,948
Ameriquest Mortgage Securities, Inc.
Series 2003-11 Class M5
3.59%, 06/25/10 (a)(b)(h)	114,623	15,295
Amortizing Residential Collateral Trust
Series 2002-BC4 Class A
0.92%, 06/25/10 (a)(b)	1,269	1,079
Series 2002-BC7 Class M1
1.14%, 06/25/10 (a)(b)(h)	465,247	216,788
Asset Backed Funding Certificates
Series 2005-HE1 Class M2
0.78%, 06/25/10 (a)(b)(h)	400,000	180,812
Bear Stearns Asset Backed Securities
Series 2005-HE3 Class M1
0.77%, 06/25/10 (a)(b)(h)	52,573	51,307
Citigroup Mortgage Loan Trust, Inc.
Series 2004-OPTI Class M5
1.39%, 06/25/10 (a)(b)	1,559,043	858,780
Series 2004-OPTI Class M6
1.42%, 06/25/10 (a)(b)(h)	1,566,337	259,193
Countrywide Loan
Series 2002-3 Class M2
2.37%, 06/25/10 (a)(b)(h)	273,805	81,350
First Franklin Mortgage Loan
Series 2002-FF1 Class M1
1.39%, 06/25/10 (a)(b)(h)	1,137,337	455,170

 3

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Fremont Home Loan Trust
Series 2004-A Class M1
1.17%, 06/25/10 (a)(b)	1,972,163	1,375,543
Long Beach Mortgage Loan Trust
Series 2004-1 Class M6
2.44%, 06/25/10 (a)(b)(h)	565,326	214,097
Series 2004-2 Class M2
1.42%, 06/25/10 (a)(b)	973,813	767,737
Morgan Stanley ABS Capital I
Series 2004-NC8 Class M4
1.34%, 06/25/10 (a)(b)	484,630	317,059
Morgan Stanley Dean Witter Capital I
Series 2002-AM3 Class M2
3.34%, 06/25/10 (a)(b)(h)	906,837	380,200
Option One Mortgage Loan Trust
Series 2002-1 Class M1
1.47%, 06/25/10 (a)(b)(h)	124,147	62,291
Series 2002-4 Class M2
2.04%, 06/25/10 (a)(b)(h)	335,127	228,954
Series 2003-2 Class M1
1.32%, 06/25/10 (a)(b)(h)	1,240,242	461,180
Series 2005-1 Class M2
0.88%, 06/25/10 (a)(b)	1,584,466	546,394
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1
1.04%, 06/25/10 (a)(b)(h)	978,932	953,817
Series 2004-WCW1 Class M1
0.97%, 06/25/10 (a)(b)(h)	2,189,647	2,132,357
Series 2005-WLL1 Class M1
0.76%, 06/25/10 (a)(b)(h)	2,000,000	1,919,628
Structured Asset Securities Corp.
Series 1998-2 Class M1
1.44%, 06/25/10 (a)(b)(h)	1,030,025	973,236
Series 2005-2XS Class 1A5A
4.72%, 06/01/10 (a)(b)(h)	1,720,111	1,473,667

Total Asset-Backed Obligations (Cost $15,721,449)		14,875,670

Mortgage-Backed Securities 39.4% of net assets

Collateralized Mortgage Obligations 7.0%
ABN Amro Mortgage Corp.
Series 2003-2 Class 2A1
0.75%, 06/01/10 (a)(b)(h)	2,905,470	2,791,179
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	211,333	215,555
Banc of America Alternative Loan Trust
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)(h)	5,895,758	1,002,392
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(e)(h)	3,180,105	482,099
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)(h)	891,833	890,941
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	2,096,449	2,124,269
Countrywide Alternative Loan Trust
Series 2004-29CB Class A6
4.00%, 01/25/35 (b)(h)	108,720	106,941
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	2,752,552	2,779,852
Series 2004-7 Class 6A1
5.25%, 10/25/19 (b)	2,834,535	2,875,772
Series 2004-1 Class 1A1
5.75%, 02/25/34 (b)	626,754	620,868
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 06/01/10 (a)(b)(h)	1,660,552	1,563,040
Impac CMB Trust
Series 2004-5 Class 1A1
0.70%, 06/25/10 (a)(b)(h)	459,095	382,282
MASTR Asset Securitization Trust
Series 2003-11 Class 6A8
0.84%, 06/25/10 (a)(b)	1,621,491	1,509,748
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)(h)	151,879	149,990
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	1,267,271	1,304,759
Residential Accredit Loans, Inc.
Series 2002-QS18 Class M1
5.50%, 12/25/17 (b)	181,063	137,623
Series 2003-QS1 Class A2
5.75%, 01/25/33 (b)	494,243	496,378
Residential Asset Securitization Trust
Series 2003-A1 Class A1
4.25%, 03/25/33 (b)	1,472,541	1,483,548
Structured Asset Securities Corp.
Series 2004-3 Class 3A1
5.50%, 03/25/19 (b)	310,079	308,978
Series 2005-6 Class 4A1
5.00%, 05/25/35 (b)	1,660,566	1,611,759
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	393,331	394,206
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	3,000,000	3,042,574
Series 2004-S3 Class 1A1
5.00%, 07/25/34 (b)	2,367,862	2,386,867

		28,661,620

U.S. Government Agency Mortgages 32.4%
Fannie Mae
4.86%, 11/01/12	375,892	392,321
6.00%, 02/01/15 to 11/01/34	8,628,924	9,395,237
5.00%, 10/25/15 to 07/01/35	5,178,877	5,374,096
9.75%, 07/01/16	3,342	3,667
7.00%, 11/01/16 to 01/01/35	871,531	976,429
4.50%, 08/01/18 to 09/01/19	835,163	880,571
6.50%, 12/01/19 to 08/01/26	835,504	909,860
4.50%, 11/01/20 (e)(h)	8,121,087	815,731
6.50%, 07/01/21 (h)	68,482	76,266
5.50%, 10/01/22 to 05/01/27	5,805,234	6,270,527
6.00%, 07/01/37 (h)	9,520,609	10,277,051

4

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Freddie Mac
6.50%, 03/27/11 to 04/01/26	1,519,761	1,666,671
3.50%, 05/01/11 (h)	25,232	25,565
4.50%, 01/01/13 to 06/01/19	304,343	323,256
4.50%, 07/01/13 to 09/01/15 (h)	26,534	27,317
4.50%, 01/15/15 to 04/15/22 (b)	6,969,116	7,131,139
5.00%, 05/15/16 to 09/15/27 (b)	305,804	307,717
6.00%, 06/01/16 to 08/01/22	763,031	839,167
6.00%, 09/15/16 to 01/15/22 (b)	4,148,753	4,234,642
5.50%, 02/01/23 to 10/01/33	18,962,873	20,333,867
5.00%, 01/01/24	1,760,574	1,860,426
5.50%, 07/15/24 to 05/15/26 (b)	58,422	59,196
Freddie Mac TBA
6.00%, 06/01/40	4,000,000	4,311,876
Ginnie Mae
7.63%, 08/15/28	182,130	208,807
7.38%, 09/15/28 to 02/15/30	524,193	594,647
7.13%, 02/15/29 to 03/15/29	294,684	331,845
7.00%, 04/15/29 to 05/15/29	424,008	480,317
7.25%, 04/15/29	113,830	128,713
5.50%, 02/15/33 to 08/20/34	16,739,716	18,097,448
5.00%, 06/15/33 to 10/15/34	27,188,779	28,922,946
Ginnie Mae TBA
4.50%, 06/01/40	7,000,000	7,185,934

		132,443,252

Total Mortgage-Backed Securities (Cost $158,920,476)		161,104,872

Commercial Mortgage Backed Securities 2.9% of net assets
Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	605,000	612,206
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 06/01/10 (a)(b)(h)	3,230,000	3,321,238
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.22%, 06/01/10 (a)(b)	2,905,000	3,010,719
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	2,050,000	1,985,233
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	140,172	143,324
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)(h)	1,400,000	1,425,982
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	94,000	95,283
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	550,000	570,655
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 06/11/10 (a)(b)(h)	760,000	786,407

Total Commercial Mortgage Backed Securities (Cost $11,351,914)		11,951,047

U.S. Government and Government Agencies 25.3% of net assets

U.S. Government Agency Guaranteed 2.3%
Bank of America Corp., (FDIC Insured)
2.10%, 04/30/12 (f)(h)	4,000,000	4,085,708
Regions Bank, (FDIC Insured)
3.25%, 12/09/11 (f)	5,000,000	5,176,265

		9,261,973

U.S. Government Agency Securities 4.7%
Fannie Mae
1.00%, 11/23/11	5,000,000	5,020,440
1.50%, 09/25/12 (b)	5,000,000	5,016,665
Federal Farm Credit Bank
1.38%, 06/25/13	3,000,000	2,982,030
3.00%, 09/22/14	1,000,000	1,036,052
Freddie Mac
2.20%, 12/17/13 (b)	5,000,000	5,019,185

		19,074,372

U.S. Treasury Obligations 18.3%
U.S. Treasury Notes
1.38%, 02/15/13	14,000,000	14,078,750
1.75%, 04/15/13	3,050,000	3,095,985
2.75%, 10/31/13	3,900,000	4,059,962
2.63%, 07/31/14	4,000,000	4,127,188
2.38%, 09/30/14	1,850,000	1,886,567
2.38%, 10/31/14	4,000,000	4,074,376
2.63%, 12/31/14	2,500,000	2,571,485
2.50%, 03/31/15	1,150,000	1,174,617
2.50%, 04/30/15	800,000	816,250
3.25%, 07/31/16	6,500,000	6,754,416
3.00%, 09/30/16	2,700,000	2,756,109
2.75%, 11/30/16	5,000,000	5,018,750
3.25%, 12/31/16	15,000,000	15,489,840
3.38%, 11/15/19	3,700,000	3,723,414
3.63%, 02/15/20	5,275,000	5,411,412

		75,039,121

Total U.S. Government and Government Agencies (Cost $101,515,038)		103,375,466

 5

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Foreign Securities 0.3% of net assets

Foreign Agencies 0.2%

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500,000	515,500
8.00%, 05/03/19 (b)	100,000	115,750

		631,250

Foreign Local Government 0.1%

Canada 0.1%
Province of British Columbia Canada
2.85%, 06/15/15	500,000	507,728

Total Foreign Securities (Cost $1,094,872)		1,138,978

	Number	Value
Security	of Shares	($)

Preferred Stock 0.4% of net assets

HJ Heinz Finance Co. (c)	15	1,587,656

Total Preferred Stock (Cost $1,535,625)		1,587,656

Other Investment Companies 0.9% of net assets

Money Fund 0.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	3,493,391	3,493,391

Total Other Investment Company (Cost $3,493,391)		3,493,391

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.15%, 07/01/10 (d)	100,000	101,964
0.49%, 07/01/10 (d)	500,000	497,822

Total Short-Term Investments (Cost $599,786)		599,786

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $428,867,504 and the unrealized appreciation and depreciation were $12,557,097 and ($3,601,930), respectively, with a net unrealized appreciation of $8,955,167.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $22,118,605 or 5.4% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.

In addition to the above, the fund held the following at 05/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contracts

10 Years, Long, US Treasury Note expires 09/21/10	40	4,795,000	(16,682)
5 Years, Long, U.S. Treasury Note expires 09/30/10	70	8,167,031	(2,397)

Net unrealized losses			(19,079)

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

6

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds(a)	$—	$124,295,407	$—	$124,295,407
Industrial
Capital Goods	—	4,832,069	1,287,272	6,119,341
Energy	—	6,167,245	—	6,167,245
Transportation	—	336,312	2,777,500	3,113,812
Asset-Backed Obligations	—	14,875,670	—	14,875,670
Mortgage-Backed Securities(a)	—	161,104,872	—	161,104,872
Commercial Mortgage Backed Securities	—	11,951,047	—	11,951,047
U.S. Government and Government Agencies(a)	—	103,375,466	—	103,375,466
Foreign Securities(a)	—	1,138,978	—	1,138,978
Preferred Stock	1,587,656	—	—	1,587,656
Other Investment Company	3,493,391	—	—	3,493,391
Short-Term Investments(a)	—	599,786	—	599,786

Total	$5,081,047	$428,676,852	$4,064,772	$437,822,671

 7

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments*
Futures Contracts	$(19,079)	$—	$—	$(19,079)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	May 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Loss)	(Sales)	in/out	2010

Asset-Backed Obligations	$1,541,677	$27,866	$425,925	$(301,014)	$(1,148,060)	$(546,394)	$—
Corporate Bonds	3,830,000	(9,436)	290,639	(37,001)	1,075,570	(1,085,000)	4,064,772

Total	$5,371,677	$18,430	$716,564	$(338,015)	$(72,490)	$(1,631,394)	$4,064,772

Schwab Premier Income Fund entered into futures contracts during the period ended May 31, 2010. The fund invests in futures to help manage the effects of interest rate changes and is subject to credit risk, leverage risk, market risk, management risk, liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk.

REG46020MAY10 - 00

8

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings As of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

	34.7%	Mortgage-Backed Securities	311,140,479	322,733,320
	18.0%	Corporate Bonds	157,907,189	167,931,119
	37.7%	U.S. Government and Government Agencies	342,831,409	351,502,268
	3.1%	Commercial Mortgage Backed Securities	27,227,558	29,310,084
	0.4%	Asset-Backed Obligations	3,165,380	3,342,274
	3.9%	Foreign Securities	35,200,000	36,067,211
	0.6%	Municipal Bonds	5,318,440	5,382,740
	0.4%	Other Investment Company	3,546,933	3,546,933
	—%	Short-Term Investment	99,963	99,965

	98.8%	Total Investments	886,437,351	919,915,914
(0	.1)%	Short Sales	(536,875)	(536,250)
	1.3%	Other Assets and Liabilities, Net		11,656,454

	100.0%	Net Assets		931,036,118

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 34.7% of net assets

U.S. Government Agency Mortgages 34.7%
Fannie Mae
1.94%, 07/01/10 (a)	1,428,279	1,463,588
2.39%, 07/01/10 (a)	1,724,714	1,777,165
3.48%, 07/01/10 (a)(e)	3,685,386	3,783,145
5.50%, 12/01/13 to 03/01/35 (e)	22,535,672	24,159,124
5.00%, 12/01/17 to 12/01/39	32,757,992	34,571,075
4.50%, 04/01/18 to 12/01/39	35,114,569	36,110,795
4.00%, 07/01/18 (e)	1,622,854	1,703,067
4.00%, 06/01/19 to 04/01/39	15,565,965	15,631,101
5.00%, 07/01/23 to 06/01/36 (e)	10,558,065	11,132,965
5.50%, 07/01/23 to 09/01/38	31,318,273	33,479,610
6.00%, 09/01/24 to 12/01/37	23,817,796	25,768,503
6.50%, 08/01/26 to 11/01/37	5,943,985	6,479,264
6.50%, 02/01/32 to 11/01/37 (e)	3,783,609	4,183,100
7.00%, 04/01/37	2,373,313	2,632,232
Fannie Mae TBA
4.00%, 06/17/25 to 06/14/40	1,500,000	1,505,078
4.50%, 06/17/25 to 06/14/40	4,000,000	4,095,390
5.00%, 06/14/40	1,500,000	1,570,312
6.00%, 06/24/40	1,000,000	1,077,188
Freddie Mac
5.52%, 07/01/10 (a)	1,669,529	1,762,312
5.58%, 07/01/10 (a)	3,551,911	3,744,713
6.00%, 04/01/15 to 12/01/32 (e)	3,513,960	3,829,138
4.50%, 05/01/19 to 02/01/40	18,254,911	18,927,408
5.00%, 06/01/23 to 04/01/40	13,545,059	14,250,237
4.00%, 07/01/24 to 08/01/29	4,758,419	4,882,362
6.00%, 05/01/32 to 10/01/38	4,342,205	4,722,011
5.50%, 10/01/38 to 10/01/39	2,048,322	2,185,279
Freddie Mac TBA
6.00%, 06/14/40	1,000,000	1,077,969
Ginnie Mae
5.00%, 10/20/21 to 04/20/40	15,889,020	16,815,726
4.50%, 05/15/24 to 02/20/40	14,801,254	15,239,038
7.50%, 03/15/32 (e)	472,862	539,250
6.00%, 05/15/32 to 08/15/38	3,954,940	4,302,448
5.50%, 04/15/33 to 11/15/38	10,179,643	10,973,932
7.00%, 06/15/33 (e)	495,644	565,515
6.50%, 10/20/37 to 08/15/39	2,405,058	2,630,973
4.00%, 06/20/39 to 07/20/39	1,407,657	1,403,557
Ginnie Mae TBA
5.00%, 06/21/40	1,000,000	1,054,063
6.00%, 06/21/40	2,500,000	2,704,687

Total Mortgage-Backed Securities (Cost $311,140,479)		322,733,320

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 18.0% of net assets

Finance 6.4%

Banking 4.2%
American Express Bank FSB
5.50%, 04/16/13	1,000,000	1,080,268
Bank of America Corp.
4.50%, 04/01/15	200,000	199,002
5.63%, 10/14/16	2,000,000	2,049,198
6.00%, 10/15/36	500,000	458,921
Barclays Bank PLC
5.00%, 09/22/16	1,000,000	989,363
BB&T Capital Trust IV
6.82%, 06/12/37 (a)(b)	1,000,000	903,750
Bear Stearns & Co., Inc.
5.70%, 11/15/14	500,000	546,902
7.25%, 02/01/18	1,250,000	1,427,121
Citigroup, Inc.
6.38%, 08/12/14	2,000,000	2,115,270
6.00%, 08/15/17	2,000,000	2,023,830
8.50%, 05/22/19	200,000	234,717
Countrywide Financial Corp.
6.25%, 05/15/16	1,000,000	1,029,629
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,500,000	1,619,814
5.30%, 08/13/19	1,000,000	1,029,271
Deutsche Bank AG
3.88%, 08/18/14	1,000,000	1,029,048
Goldman Sachs Capital II
5.79%, 06/01/12 (a)(b)	1,500,000	1,155,000
HSBC Holdings PLC
6.50%, 05/02/36	750,000	762,784
JPMorgan Chase & Co.
5.38%, 10/01/12	1,000,000	1,075,528
4.95%, 03/25/20	1,000,000	1,001,990
6.40%, 05/15/38	250,000	277,127
JPMorgan Chase Bank NA
5.88%, 06/13/16	1,500,000	1,573,957
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000,000	2,088,122
Morgan Stanley
4.75%, 04/01/14	1,200,000	1,192,285
6.00%, 05/13/14	300,000	311,248
6.00%, 04/28/15	750,000	774,236
5.45%, 01/09/17 (b)	750,000	725,111
7.30%, 05/13/19 (b)	500,000	526,033
7.25%, 04/01/32 (b)	100,000	110,224
PNC Funding Corp.
4.25%, 09/21/15	600,000	618,572
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	1,000,000	945,340
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	1,250,000	1,245,882
5.95%, 01/15/27 (b)	750,000	679,091
6.75%, 10/01/37 (b)	750,000	704,295
UBS AG
3.88%, 01/15/15	500,000	498,178
US Bancorp
2.13%, 02/15/13	500,000	499,507
3.15%, 03/04/15	500,000	507,835
Wachovia Bank NA
4.88%, 02/01/15	1,000,000	1,047,099
Wells Fargo & Co.
4.38%, 01/31/13	1,000,000	1,047,712
5.63%, 12/11/17	2,000,000	2,140,264
Westpac Banking Corp.
4.20%, 02/27/15	1,000,000	1,020,565

		39,264,089

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19 (b)	250,000	260,024
Jefferies Group, Inc.
5.50%, 03/15/16 (b)	250,000	252,089
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	103,972
6.70%, 03/04/20	100,000	103,104
TD Ameritrade Holding Co.
4.15%, 12/01/14 (b)	400,000	409,117

		1,128,306

Finance Company 0.8%
CME Group, Inc.
5.40%, 08/01/13 (b)	500,000	548,000
General Electric Capital Corp.
3.50%, 08/13/12	1,500,000	1,541,650
5.00%, 01/08/16	2,000,000	2,066,630
5.40%, 02/15/17	500,000	522,940
6.75%, 03/15/32 (b)	500,000	520,647
6.88%, 01/10/39	500,000	533,344
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)	500,000	426,250
HSBC Finance Corp.
7.00%, 05/15/12	750,000	809,856
4.75%, 07/15/13	750,000	778,506

		7,747,823

Insurance 1.0%
Allstate Life Global Funding Trusts
5.38%, 04/30/13 (e)	700,000	763,997
American International Group, Inc.
5.60%, 10/18/16	1,000,000	860,000
Berkshire Hathaway, Inc.
3.20%, 02/11/15 (b)	750,000	768,109
Chubb Corp.
6.00%, 05/11/37 (b)	1,095,000	1,161,035
CIGNA Corp.
6.35%, 03/15/18 (b)	1,000,000	1,101,414
CNA Financial Corp.
7.35%, 11/15/19 (b)	1,000,000	1,052,944
Lincoln National Corp.
6.25%, 02/15/20 (b)	150,000	157,434
MetLife, Inc.
7.72%, 02/15/19 (b)	500,000	579,546
Protective Life Corp.
7.38%, 10/15/19 (b)	500,000	548,314
Prudential Financial, Inc.
4.75%, 09/17/15	1,000,000	1,029,412
Travelers Co., Inc.
5.90%, 06/02/19 (b)	400,000	438,419
UnitedHealth Group, Inc.
5.80%, 03/15/36 (b)	500,000	484,046

		8,944,670

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Real Estate Investment Trust 0.3%
Duke Realty LP
5.95%, 02/15/17 (b)	500,000	505,101
HCP, Inc.
6.70%, 01/30/18 (b)	500,000	523,648
ProLogis
5.75%, 04/01/16 (b)	300,000	295,020
Simon Property Group LP
5.75%, 12/01/15 (b)(e)	1,000,000	1,088,640

		2,412,409

		59,497,297

Industrial 9.6%

Basic Industry 0.9%
Alcoa, Inc.
5.55%, 02/01/17 (b)	1,000,000	976,285
ArcelorMittal
7.00%, 10/15/39 (b)	500,000	483,240
Barrick Gold Corp.
6.95%, 04/01/19 (b)	500,000	583,313
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	800,000	890,167
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	1,000,000	1,093,960
International Paper Co.
7.30%, 11/15/39 (b)	500,000	535,282
Praxair, Inc.
4.38%, 03/31/14 (b)	350,000	375,052
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	1,250,000	1,502,965
The Dow Chemical Co.
6.00%, 10/01/12 (b)	500,000	539,046
8.55%, 05/15/19 (b)	600,000	712,757
9.40%, 05/15/39 (b)	100,000	131,219
Vale Overseas Ltd.
6.88%, 11/10/39 (b)	250,000	250,264

		8,073,550

Capital Goods 1.0%
Boeing Capital Corp.
3.25%, 10/27/14 (b)	1,000,000	1,032,987
Boeing Co.
6.88%, 03/15/39 (b)	200,000	242,990
Caterpillar Financial Services Corp.
5.85%, 09/01/17	1,000,000	1,102,460
CRH America, Inc.
5.30%, 10/15/13 (b)	1,000,000	1,067,192
General Electric Co.
5.00%, 02/01/13	500,000	535,593
5.25%, 12/06/17	1,000,000	1,072,143
Honeywell International, Inc.
5.00%, 02/15/19 (b)	525,000	568,238
John Deere Capital Corp.
4.90%, 09/09/13 (e)	500,000	544,944
L-3 Communications Corp.
4.75%, 07/15/20 (b)	150,000	149,897
Lockheed Martin Corp.
4.25%, 11/15/19 (b)	250,000	253,332
5.50%, 11/15/39 (b)	250,000	255,708
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200,000	255,319
United Technologies Corp.
6.13%, 02/01/19 (b)	250,000	288,982
5.70%, 04/15/40 (b)	500,000	530,976
Waste Management, Inc.
6.38%, 03/11/15 (b)	1,000,000	1,144,422

		9,045,183

Communications 2.1%
America Movil, S.A.B. de CV
5.00%, 10/16/19 (b)(c)	1,000,000	1,004,718
AT&T, Inc.
4.95%, 01/15/13 (b)	1,000,000	1,077,025
6.55%, 02/15/39 (b)	1,000,000	1,086,798
CBS Corp.
8.20%, 05/15/14 (b)	250,000	292,765
5.75%, 04/15/20 (b)	500,000	511,470
Comcast Corp.
5.70%, 05/15/18 (b)	1,000,000	1,083,043
6.50%, 11/15/35 (b)	600,000	637,484
DIRECTV Holdings LLC
3.55%, 03/15/15 (b)	500,000	499,959
Discovery Communications LLC
5.63%, 08/15/19 (b)	500,000	528,255
France Telecom S.A.
4.38%, 07/08/14 (b)	1,000,000	1,066,897
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	500,000	516,858
NBC Universal, Inc.
3.65%, 04/30/15 (b)(c)	500,000	506,839
New Cingular Wireless Services, Inc.
8.75%, 03/01/31 (b)	500,000	665,709
News America Holdings, Inc.
9.25%, 02/01/13	250,000	291,300
News America, Inc.
6.15%, 03/01/37 (b)	650,000	660,655
Pacific Bell Telephone Co.
7.13%, 03/15/26	1,500,000	1,692,324
Telecom Italia Capital S.A.
7.18%, 06/18/19 (b)	1,000,000	1,061,134
Telefonica Emisiones S.A.U.
5.88%, 07/15/19 (b)	1,000,000	1,034,064
Time Warner Cable, Inc.
5.85%, 05/01/17 (b)	1,000,000	1,088,167
6.75%, 06/15/39 (b)	250,000	269,574
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	2,000,000	2,552,798
Vodafone Group PLC
4.63%, 07/15/18 (b)	1,000,000	1,009,866

		19,137,702

Consumer Cyclical 0.9%
CVS Caremark Corp.
3.25%, 05/18/15 (b)	500,000	503,075
4.75%, 05/18/20 (b)	500,000	497,833
Historic TW, Inc.
6.88%, 06/15/18	250,000	287,870
Home Depot, Inc.
5.88%, 12/16/36 (b)	500,000	493,372
Lowe’s Cos., Inc.
5.40%, 10/15/16 (b)	750,000	851,672
McDonald’s Corp.
5.00%, 02/01/19 (b)	1,000,000	1,101,378

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
PACCAR, Inc.
6.88%, 02/15/14 (b)	800,000	918,098
Target Corp.
6.00%, 01/15/18 (b)	750,000	866,429
6.35%, 11/01/32 (b)	250,000	274,649
The Walt Disney Co.
5.63%, 09/15/16 (b)	500,000	572,425
Time Warner, Inc.
6.20%, 03/15/40 (b)	250,000	251,635
Viacom, Inc.
4.25%, 09/15/15 (b)	1,000,000	1,030,440
Wal-Mart Stores, Inc.
6.20%, 04/15/38	750,000	841,148

		8,490,024

Consumer Non-Cyclical 2.3%
Abbott Laboratories
4.13%, 05/27/20 (b)	500,000	504,074
6.00%, 04/01/39 (b)	500,000	542,394
Amgen, Inc.
5.70%, 02/01/19 (b)	1,000,000	1,133,132
Anheuser-Busch Cos., Inc.
6.80%, 08/20/32 (b)	750,000	828,434
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	1,000,000	1,025,190
Bottling Group LLC
6.95%, 03/15/14 (b)	500,000	585,699
5.13%, 01/15/19 (b)	500,000	540,826
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	250,000	279,232
4.50%, 08/15/19 (b)	750,000	778,881
Diageo Capital PLC
7.38%, 01/15/14 (b)	750,000	872,851
Express Scripts, Inc.
6.25%, 06/15/14 (b)	500,000	561,394
General Mills, Inc.
6.00%, 02/15/12 (b)	250,000	269,923
5.70%, 02/15/17 (b)	500,000	566,959
Kraft Foods, Inc.
4.13%, 02/09/16	1,000,000	1,033,778
6.88%, 01/26/39	300,000	334,564
Mead Johnson Nutrition Co.
3.50%, 11/01/14 (b)	1,000,000	1,026,537
5.90%, 11/01/39 (b)	500,000	513,793
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)(e)	1,000,000	1,103,083
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500,000	641,529
Pfizer, Inc.
5.35%, 03/15/15 (b)	1,000,000	1,120,748
7.20%, 03/15/39 (b)	1,000,000	1,241,586
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	498,989
Procter & Gamble Co.
1.38%, 08/01/12	750,000	755,200
Quest Diagnostics, Inc.
4.75%, 01/30/20 (b)	500,000	506,706
Reynolds American, Inc.
7.25%, 06/01/13 (b)	500,000	553,292
6.75%, 06/15/17 (b)	600,000	634,258
7.25%, 06/15/37 (b)	150,000	147,122
Safeway, Inc.
6.25%, 03/15/14 (b)	600,000	676,237
7.25%, 02/01/31 (b)	150,000	179,402
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16 (b)	350,000	395,338
6.15%, 02/01/36 (b)	650,000	705,123
The Kroger Co.
3.90%, 10/01/15 (b)	300,000	310,999
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	300,000	318,685
6.13%, 08/15/19 (b)	500,000	536,268
Zimmer Holdings, Inc.
5.75%, 11/30/39 (b)	200,000	204,743

		21,926,969

Energy 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16 (b)	500,000	533,299
6.45%, 09/15/36 (b)	200,000	189,934
Apache Corp.
6.90%, 09/15/18 (b)	400,000	481,858
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100,000	113,267
7.50%, 11/15/18 (b)	400,000	484,348
BP Capital Markets PLC
3.88%, 03/10/15	500,000	506,768
ConocoPhillips
6.00%, 01/15/20 (b)	1,500,000	1,713,646
Devon Energy Corp.
6.30%, 01/15/19 (b)	500,000	572,312
Encana Corp.
6.63%, 08/15/37 (b)	500,000	550,413
Halliburton Co.
6.15%, 09/15/19 (b)	500,000	547,884
Hess Corp.
7.30%, 08/15/31 (b)	500,000	582,988
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250,000	293,733
Marathon Oil Corp.
5.90%, 03/15/18 (b)	500,000	539,184
Nexen, Inc.
6.20%, 07/30/19 (b)	500,000	544,078
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	750,000	871,825
Shell International Finance BV
5.20%, 03/22/17 (b)	1,000,000	1,095,222
Statoil ASA
2.90%, 10/15/14 (b)	500,000	510,485
Suncor Energy, Inc.
6.50%, 06/15/38 (b)	500,000	523,438
Transocean, Inc.
6.00%, 03/15/18 (b)	500,000	508,393
Valero Energy Corp.
10.50%, 03/15/39 (b)	200,000	269,290
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250,000	306,613
XTO Energy, Inc.
6.75%, 08/01/37 (b)(e)	500,000	595,952

		12,334,930

Technology 0.7%
Agilent Technologies, Inc.
6.50%, 11/01/17 (b)	1,000,000	1,114,219
Cisco Systems, Inc.
4.45%, 01/15/20 (b)	750,000	771,560

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	700,000	797,667
International Business Machines Corp.
7.63%, 10/15/18 (b)	1,000,000	1,259,194
Microsoft Corp.
4.20%, 06/01/19	500,000	527,795
Nokia OYJ
6.63%, 05/15/39 (b)	500,000	563,244
Oracle Corp.
3.75%, 07/08/14 (b)	1,000,000	1,056,572
Xerox Corp.
5.65%, 05/15/13 (b)(e)	500,000	539,085

		6,629,336

Transportation 0.4%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	700,000	808,041
5.65%, 05/01/17 (b)	1,000,000	1,096,275
Union Pacific Corp.
5.75%, 11/15/17 (b)	700,000	773,071
United Parcel Service, Inc.
6.20%, 01/15/38 (b)	750,000	850,237

		3,527,624

		89,165,318

Utilities 2.0%

Electric 1.4%
Appalachian Power Co.
7.95%, 01/15/20 (b)	600,000	737,501
Dominion Resources, Inc.
5.25%, 08/01/33 (b)	1,000,000	1,084,829
Duke Energy Corp.
7.00%, 11/15/18 (b)	1,000,000	1,214,246
Exelon Generation Co., LLC
5.20%, 10/01/19 (b)	1,000,000	1,035,203
FirstEnergy Solutions Corp.
6.80%, 08/15/39 (b)	1,000,000	963,470
Florida Power Corp.
4.55%, 04/01/20 (b)	750,000	766,188
National Rural Utilities Cooperative Finance Corp.
3.88%, 09/16/15 (b)	1,000,000	1,040,407
Nevada Power Co.
7.13%, 03/15/19 (b)	750,000	872,066
Nisource Finance Corp.
10.75%, 03/15/16 (b)	500,000	642,010
Ohio Edison Co.
8.25%, 10/15/38 (b)	500,000	656,839
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	500,000	620,482
5.80%, 03/01/37 (b)	1,000,000	1,020,883
Pacificorp
6.00%, 01/15/39 (b)	1,000,000	1,082,702
Southern California Edison Co.
5.75%, 03/15/14 (b)	1,500,000	1,684,052

		13,420,878

Natural Gas 0.6%
Energy Transfer Partners LP
9.00%, 04/15/19 (b)	500,000	589,650
Enterprise Products Operating LLC
6.30%, 09/15/17 (b)	1,000,000	1,094,925
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	500,000	540,349
6.85%, 02/15/20 (b)	500,000	553,138
6.95%, 01/15/38 (b)	500,000	513,348
Sempra Energy
6.00%, 10/15/39 (b)	500,000	510,633
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)(e)	1,000,000	1,050,633
TransCanada PipeLines Ltd.
6.10%, 06/01/40 (b)	1,000,000	994,950

		5,847,626

		19,268,504

Total Corporate Bonds (Cost $157,907,189)		167,931,119

U.S. Government and Government Agencies 37.7% of net assets

U.S. Government Agency Guaranteed 1.2%
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (f)	3,500,000	3,618,090
Morgan Stanley, (FDIC Insured)
2.25%, 03/13/12 (f)	2,500,000	2,555,933
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (f)	1,000,000	1,044,302
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (f)	4,000,000	4,129,056

		11,347,381

U.S. Government Agency Securities 6.7%
Fannie Mae
3.63%, 08/15/11	2,000,000	2,071,362
1.75%, 08/10/12	3,000,000	3,043,065
1.50%, 09/25/12 (b)	1,000,000	1,003,333
1.88%, 10/29/12 (b)	3,000,000	3,012,405
3.25%, 04/09/13	2,000,000	2,105,174
2.75%, 02/05/14	2,000,000	2,069,014
3.00%, 10/29/14 (b)	3,000,000	3,030,573
4.38%, 10/15/15 (e)	3,000,000	3,283,551
5.38%, 06/12/17	1,000,000	1,144,979
6.63%, 11/15/30 (e)	1,500,000	1,887,105
Federal Farm Credit Bank
3.50%, 10/03/11	500,000	518,479
4.50%, 10/17/12	1,000,000	1,077,361
1.63%, 03/07/13 (b)	250,000	249,613
2.49%, 02/03/14 (b)	500,000	500,100
4.88%, 01/17/17	500,000	558,943
Federal Home Loan Bank
3.63%, 07/01/11	1,000,000	1,033,425
3.63%, 09/16/11	1,000,000	1,039,015
1.00%, 12/28/11	1,500,000	1,505,014
1.13%, 05/18/12	2,000,000	2,005,916
1.38%, 06/29/12 (b)	2,000,000	2,001,170
1.75%, 08/22/12	1,000,000	1,014,726
1.63%, 11/21/12	500,000	504,700
3.38%, 02/27/13	1,000,000	1,053,784
3.63%, 10/18/13	1,500,000	1,597,413
5.50%, 08/13/14	1,000,000	1,143,427

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
5.38%, 05/18/16	1,000,000	1,149,097
5.00%, 11/17/17	1,000,000	1,121,964
5.50%, 07/15/36	500,000	552,163
Freddie Mac
3.88%, 06/29/11	1,000,000	1,035,077
1.13%, 12/15/11	2,000,000	2,010,904
2.13%, 09/21/12	3,000,000	3,066,972
1.80%, 02/25/13 (b)	2,000,000	2,010,848
3.75%, 06/28/13	2,000,000	2,139,134
3.00%, 07/28/14	2,500,000	2,603,962
3.15%, 01/22/15 (b)	2,500,000	2,509,355
4.75%, 11/17/15	2,000,000	2,221,712
4.88%, 06/13/18	1,000,000	1,107,018
6.25%, 07/15/32	1,000,000	1,218,772
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	964,008

		62,164,633

U.S. Treasury Obligations 29.8%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,265,938
6.25%, 08/15/23 (e)	1,000,000	1,256,406
6.00%, 02/15/26 (e)	7,000,000	8,713,908
6.13%, 11/15/27	1,000,000	1,268,906
5.50%, 08/15/28	1,000,000	1,190,313
5.25%, 11/15/28	1,000,000	1,158,125
5.25%, 02/15/29 (e)	5,000,000	5,789,065
6.25%, 05/15/30	1,000,000	1,301,875
5.38%, 02/15/31	2,000,000	2,362,812
4.50%, 02/15/36	6,500,000	6,840,236
4.75%, 02/15/37	1,000,000	1,092,969
5.00%, 05/15/37	1,000,000	1,135,156
4.38%, 02/15/38	1,000,000	1,027,344
4.50%, 05/15/38	1,000,000	1,048,438
3.50%, 02/15/39	1,500,000	1,319,766
4.25%, 05/15/39	1,500,000	1,506,329
4.50%, 08/15/39	800,000	836,875
4.38%, 11/15/39	600,000	615,094
4.63%, 02/15/40	2,700,000	2,883,516
U.S. Treasury Notes
1.13%, 06/30/11	2,300,000	2,316,891
5.13%, 06/30/11	1,000,000	1,050,391
1.00%, 07/31/11	2,800,000	2,816,517
4.88%, 07/31/11	4,000,000	4,204,220
5.00%, 08/15/11	2,000,000	2,109,062
1.00%, 08/31/11	3,000,000	3,017,697
1.00%, 09/30/11	3,000,000	3,017,931
4.50%, 09/30/11	1,000,000	1,053,086
1.00%, 10/31/11	3,000,000	3,016,641
1.75%, 11/15/11	3,000,000	3,049,923
0.75%, 11/30/11	2,000,000	2,003,360
1.13%, 12/15/11	2,000,000	2,015,234
1.00%, 12/31/11	3,900,000	3,920,264
0.88%, 01/31/12	7,600,000	7,623,157
1.38%, 02/15/12	2,000,000	2,023,984
4.88%, 02/15/12	2,000,000	2,143,906
1.38%, 03/15/12	2,000,000	2,025,860
1.00%, 03/31/12	1,500,000	1,507,616
1.38%, 04/15/12	5,600,000	5,671,534
1.00%, 04/30/12	500,000	502,363
1.38%, 05/15/12	5,000,000	5,062,110
1.88%, 06/15/12	2,000,000	2,045,312
1.75%, 08/15/12	1,250,000	1,274,903
4.38%, 08/15/12	1,000,000	1,077,891
1.38%, 09/15/12	7,000,000	7,075,467
1.38%, 10/15/12	6,900,000	6,968,462
1.38%, 11/15/12	4,400,000	4,438,157
4.00%, 11/15/12	1,000,000	1,073,906
1.13%, 12/15/12	9,500,000	9,511,134
1.38%, 01/15/13	2,300,000	2,314,734
1.38%, 02/15/13	4,500,000	4,525,312
3.88%, 02/15/13	1,000,000	1,075,156
1.38%, 03/15/13	11,200,000	11,261,230
2.50%, 03/31/13	1,000,000	1,038,047
1.75%, 04/15/13	4,850,000	4,923,123
3.13%, 04/30/13	1,000,000	1,055,703
1.38%, 05/15/13	575,000	577,292
3.50%, 05/31/13	1,000,000	1,067,344
3.38%, 06/30/13	1,000,000	1,063,438
3.38%, 07/31/13	1,000,000	1,062,969
4.25%, 08/15/13	2,000,000	2,182,188
3.13%, 08/31/13	2,000,000	2,108,906
3.13%, 09/30/13	2,000,000	2,107,812
2.75%, 10/31/13	1,745,000	1,816,573
4.25%, 11/15/13	2,000,000	2,187,188
2.00%, 11/30/13	2,000,000	2,030,470
1.50%, 12/31/13	2,000,000	1,993,438
1.75%, 01/31/14	1,000,000	1,004,297
4.00%, 02/15/14	1,000,000	1,086,094
1.88%, 02/28/14	1,000,000	1,007,578
1.75%, 03/31/14	1,000,000	1,002,031
1.88%, 04/30/14	1,000,000	1,005,703
4.75%, 05/15/14	1,000,000	1,116,485
2.25%, 05/31/14	700,000	713,344
2.63%, 06/30/14	850,000	877,226
2.63%, 07/31/14	2,000,000	2,063,594
4.25%, 08/15/14	1,000,000	1,099,219
2.38%, 08/31/14	2,575,000	2,629,719
4.25%, 11/15/14	4,000,000	4,402,812
2.13%, 11/30/14	1,300,000	1,310,563
2.63%, 12/31/14	1,530,000	1,573,749
2.25%, 01/31/15	1,050,000	1,061,238
2.50%, 04/30/15	4,300,000	4,387,346
4.13%, 05/15/15	1,000,000	1,095,625
4.25%, 08/15/15	1,000,000	1,101,641
4.50%, 11/15/15	1,000,000	1,116,641
4.50%, 02/15/16	1,000,000	1,114,141
2.63%, 02/29/16	1,000,000	1,009,219
2.38%, 03/31/16	1,000,000	994,219
2.63%, 04/30/16	1,000,000	1,006,328
5.13%, 05/15/16	1,000,000	1,148,906
3.25%, 05/31/16	1,000,000	1,041,094
3.25%, 06/30/16	1,000,000	1,038,906
3.25%, 07/31/16	2,000,000	2,078,282
4.88%, 08/15/16	1,000,000	1,137,422
3.00%, 08/31/16	2,100,000	2,145,774
3.00%, 09/30/16	2,000,000	2,041,562
3.13%, 10/31/16	3,000,000	3,081,564
4.63%, 11/15/16	1,000,000	1,120,235
2.75%, 11/30/16	3,000,000	3,011,250
3.25%, 12/31/16	2,000,000	2,065,312
3.13%, 01/31/17	3,700,000	3,790,187
3.25%, 03/31/17	2,000,000	2,066,562

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
3.13%, 04/30/17	2,000,000	2,049,062
4.50%, 05/15/17	3,000,000	3,349,455
4.75%, 08/15/17	1,000,000	1,132,344
4.25%, 11/15/17	3,000,000	3,291,798
3.50%, 02/15/18	1,000,000	1,041,094
3.88%, 05/15/18	1,000,000	1,063,594
4.00%, 08/15/18	2,000,000	2,140,156
3.75%, 11/15/18	3,000,000	3,142,266
2.75%, 02/15/19	1,500,000	1,451,367
3.38%, 11/15/19	11,400,000	11,472,139
3.63%, 02/15/20	5,415,000	5,555,032
3.50%, 05/15/20	2,100,000	2,135,106

		277,990,254

Total U.S. Government and Government Agencies (Cost $342,831,409)		351,502,268

Commercial Mortgage Backed Securities 3.1% of net assets
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/01/10 (a)(b)	1,100,000	907,392
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	4,000,000	4,047,643
Series 2006-3 Class AM
5.81%, 07/01/10 (a)(b)	800,000	672,287
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,700,000	1,655,367
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	4,000,000	4,112,989
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.22%, 07/01/10 (a)(b)	4,200,000	4,352,846
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.55%, 07/01/10 (a)(b)	650,000	592,526
Series 2007-C5 Class A3
5.69%, 07/01/10 (a)(b)	315,000	313,131
Series 2007-C5 Class A4
5.70%, 07/01/10 (a)(b)	900,000	804,939
GE Capital Commercial Mortgage Corp.
Series 2007-C1 Class AAB
5.48%, 12/10/49 (b)	135,000	137,460
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	3,000,000	2,905,218
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 07/01/10 (a)(b)	1,100,000	1,096,554
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.32%, 07/01/10 (a)(b)	1,025,000	921,421
Series 2007-LD12 Class A3
5.96%, 07/01/10 (a)(b)	2,000,000	2,018,323
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	1,000,000	1,013,646
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	75,000	77,817
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class AJ
4.84%, 07/15/40 (b)	241,000	208,721
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.26%, 07/01/10 (a)(b)	700,000	673,226
Morgan Stanley Capital I
Series 2007-IQ14 Class AAB
5.65%, 07/01/10 (a)(b)	2,690,000	2,798,578

Total Commercial Mortgage Backed Securities (Cost $27,227,558)		29,310,084

Asset-Backed Obligations 0.4% of net assets
Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)(e)	1,900,000	2,056,851
Series 2008-A4 Class A4
4.65%, 03/15/15 (b)	700,000	753,858
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)(e)	500,000	531,565

Total Asset-Backed Obligations (Cost $3,165,380)		3,342,274

Foreign Securities 3.9% of net assets

Foreign Agencies 1.2%

Canada 0.1%
Export Development Canada
1.75%, 09/24/12	1,000,000	1,010,787

Cayman Islands 0.1%
Petrobras International Finance Co.
5.75%, 01/20/20 (b)	1,000,000	997,418

Germany 0.6%
KFW Bankengruppe
2.00%, 01/17/12	1,000,000	1,014,523
3.50%, 03/10/14	4,500,000	4,729,243

		5,743,766

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	1,000,000	1,031,000
8.00%, 05/03/19 (b)	400,000	463,000

		1,494,000

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	500,000	570,140
4.13%, 09/09/15	500,000	496,095
Korea Development Bank
8.00%, 01/23/14	500,000	560,930

		1,627,165

		10,873,136

Foreign Local Government 0.5%

Canada 0.5%

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Province of Ontario Canada
4.10%, 06/16/14	3,000,000	3,198,981
4.40%, 04/14/20	1,000,000	1,029,170

		4,228,151

Sovereign 1.1%

Brazil 0.4%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	2,250,000	2,449,125
8.88%, 04/15/24	1,000,000	1,330,000

		3,779,125

Canada 0.2%
Canada Government International Bond
2.38%, 09/10/14	1,500,000	1,526,158

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	1,000,000	969,760
6.88%, 09/27/23	250,000	283,448

		1,253,208

Mexico 0.3%
United Mexican States
5.95%, 03/19/19 (b)	1,500,000	1,623,750
5.13%, 01/15/20 (b)	1,000,000	1,022,500
6.75%, 09/27/34	250,000	275,625

		2,921,875

Panama 0.0%
Republic of Panama
7.25%, 03/15/15	150,000	174,000

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	500,000	586,250

		10,240,616

Supranational 1.1%
European Investment Bank
1.75%, 09/14/12	5,500,000	5,553,663
Inter-American Development Bank
3.00%, 04/22/14	2,000,000	2,075,436
3.88%, 09/17/19	1,500,000	1,548,878
International Bank for Reconstruction & Development
2.00%, 04/02/12	1,000,000	1,017,371
Nordic Investment Bank
3.63%, 06/17/13	500,000	529,960

		10,725,308

Total Foreign Securities (Cost $35,200,000)		36,067,211

Municipal Bonds 0.6% of net assets

Fixed-Rate Obligations 0.6%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2009F2
6.26%, 04/01/49	1,050,000	1,118,145
California
GO Bonds
7.50%, 04/01/34	750,000	787,688
7.55%, 04/01/39	500,000	529,935
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	1,000,000	1,057,600
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	862,960
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	1,000,000	1,026,412

Total Municipal Bonds (Cost $5,318,440)		5,382,740

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Fund 0.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	3,546,934	3,546,933

Total Other Investment Company (Cost $3,546,933)		3,546,933

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bills
0.16%, 08/26/10 (d)	100,000	99,965

Total Short-Term Investment (Cost $99,963)		99,965

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $887,023,405, and the unrealized appreciation and depreciation were $33,720,769 and ($828,260), respectively, with a net unrealized appreciation of $32,892,509.

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,562,190 or 0.3% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	All or a portion of this security is held as collateral for short sales.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short Sales 0.1% of net assets

U.S. Government Agency Mortgages 0.1%
Ginnie Mae TBA
5.50%, 06/21/40	500,000	536,250

Total Short Sales (Proceeds $536,875)		536,250

End of Short Sale Positions.

			Unrealized
		Contract	Gains /
	Number of	Value	(Losses)
	Contracts	($)	($)

Futures Contracts

10 Years, Long, U.S. Treasury Note expires 09/21/10	35	4,195,625	(3,073)
2 Years, Long, U.S. Treasury Note expires 09/30/10	20	4,362,813	4,940
5 Years, Long, U.S. Treasury Note expires 09/30/10	40	4,666,875	4,568

Net unrealized gains			6,435

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$2,083,202	$320,650,118	$—	$322,733,320
Corporate Bonds(a)	—	167,931,119	—	167,931,119
U.S. Government and Government Agencies(a)	—	351,502,268	—	351,502,268
Commercial Mortgage Backed Securities	—	29,310,084	—	29,310,084
Asset-Backed Obligations	—	3,342,274	—	3,342,274
Foreign Securities(a)	—	36,067,211	—	36,067,211
Municipal Bonds(a)	—	5,382,740	—	5,382,740
Other Investment Company	3,546,933	—	—	3,546,933
Short-Term Investments(a)	—	99,965	—	99,965

Total	$5,630,135	$914,285,779	$—	$919,915,914

Other Financial Instruments*
Futures Contracts	$9,508	$—	$—	$9,508

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short Sales(a)	$—	$(536,250)	$—	$(536,250)
Other Financial Instruments*
Futures Contracts	$(3,073)	$—	$—	$(3,073)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	May 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Loss)	(Sales)	in/out	2010

Corporate Bonds	$1,248,750	$382	$(239,507)	$469,625	$(1,053,000)	$(426,250)	$—

Total	$1,248,750	$382	$(239,507)	$469,625	$(1,053,000)	$(426,250)	$—

Schwab Total Bond Market Fund entered into futures contracts during the period ended May 31, 2010. The fund invests in futures to help manage the effects of interest rate changes and is subject to credit risk, leverage risk, market risk, management risk, liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk.

REG46017MAY10 - 00

10

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings As of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

105.5%		Mortgage-Backed Securities	472,359,358	484,397,434
1.5%		U.S. Government Security	7,034,021	7,035,273
1.6%		Other Investment Company	7,363,588	7,363,588
4.4%		Short-Term Investment	19,998,578	19,998,578

113.0%		Total Investments	506,755,545	518,794,873
(13	.0)%	Other Assets and Liabilities, Net		(59,538,961)

100.0%		Net Assets		459,255,912

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 105.5% of net assets

Collateralized Mortgage Obligations 0.0%
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	79,792	90,366

U.S. Government Agency Mortgages 105.5%
Fannie Mae
5.45%, 12/01/31 to 07/01/32	408,799	440,465
5.49%, 09/01/31	117,741	126,942
5.50%, 09/01/14 to 09/01/17	763,910	814,026
5.81%, 12/01/31 to 01/01/32	221,112	241,014
6.00%, 03/01/22	917,384	1,011,762
6.10%, 02/01/29	48,354	53,307
6.25%, 06/01/29	67,718	75,053
6.50%, 04/01/31	259,673	285,305
7.17%, 11/01/30	31,246	35,043
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	151,189	165,890
7.00%, 01/25/44 (b)	172,283	190,033
Fannie Mae REMICS
4.00%, 03/25/15	133,936	134,385
4.50%, 10/25/15	17,560	17,567
5.00%, 10/25/18	118,848	119,225
7.00%, 09/25/22 to 01/25/42	1,204,576	1,348,420
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	175,907	193,701
7.00%, 10/25/42 (b)	96,627	104,954
Freddie Mac Gold
5.50%, 01/01/17 to 02/01/24	8,266,752	8,899,642
Freddie Mac REMICS
3.75%, 12/15/11 (b)	57,531	57,658
4.00%, 09/15/16 to 06/15/26 (b)	2,320,470	2,338,116
4.13%, 08/15/12 (b)	488,310	493,223
4.50%, 11/15/25 (b)	14,394	14,623
5.00%, 12/15/17 (b)	1,687,880	1,715,444
5.50%, 06/15/25 to 03/15/29 (b)	553,679	559,978
6.00%, 04/15/27 (b)	614,870	617,704
6.50%, 03/15/14 (b)(c)	335,881	25,712
Ginnie Mae
2.88%, 07/01/10 (a)	67,809	69,634
3.00%, 07/01/10 (a)	46,652	47,913
3.50%, 07/01/10 (a)	73,121	75,207
3.50%, 02/20/34 (b)	3,648,826	3,724,648
3.63%, 07/01/10 (a)	149,566	154,376
4.00%, 07/01/10 (a)	543,309	562,073
4.00%, 10/17/29 to 02/20/32 (b)	667,621	696,866
4.00%, 10/20/33	62,183	62,677
4.13%, 07/01/10 (a)	92,451	95,640
4.25%, 06/16/24 (b)	90,653	93,312
4.38%, 07/01/10 (a)	446,677	463,015
4.50%, 12/15/17 to 12/20/39	32,047,215	33,215,007
4.50%, 10/20/34 (b)	156,624	163,125
5.00%, 11/15/17 to 10/15/39	122,101,244	130,035,262
5.00%, 02/20/29 to 01/16/32 (b)	1,676,051	1,711,306
5.45%, 07/15/31 to 02/15/33	8,507,671	9,191,176
5.49%, 10/15/31 to 09/15/32	1,444,739	1,562,872
5.50%, 09/20/13 to 07/15/38	105,936,938	114,598,995
5.50%, 08/20/15 to 07/20/31 (b)	874,906	935,887
5.81%, 06/20/31 to 02/20/32	842,982	925,282
5.90%, 07/15/31 to 05/15/32	586,274	642,220
6.00%, 02/20/12 to 11/15/39	60,963,613	66,516,573
6.00%, 12/20/17 to 06/16/18 (b)	3,503,180	3,577,946

 1

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
6.05%, 09/15/31	134,473	147,950
6.10%, 07/20/28 to 09/15/31	3,026,002	3,338,657
6.15%, 04/20/29 to 04/20/30	1,885,900	2,085,190
6.25%, 11/01/11 to 03/20/30	2,618,454	2,899,847
6.50%, 12/20/11 to 10/20/37	17,714,532	19,626,834
7.00%, 09/15/10 to 04/15/39	5,142,210	5,706,643
7.10%, 12/15/30	67,268	75,746
7.17%, 04/20/30 to 03/20/31	690,660	776,607
7.50%, 04/15/11 to 11/15/37	593,585	673,209
8.00%, 08/15/11 to 06/15/30	139,877	162,230
8.50%, 08/20/25 to 01/20/30	21,083	24,396
9.00%, 09/20/15 to 09/20/30	615,055	690,474
13.00%, 07/20/14	29	33
Ginnie Mae TBA
4.50%, 06/01/40	43,000,000	44,142,166
5.00%, 06/01/40	14,000,000	14,756,882

		484,307,068

Total Mortgage-Backed Securities (Cost $472,359,358)		484,397,434

U.S. Government Security 1.5% of net assets

U.S. Treasury Obligation 1.5%
U.S. Treasury Note
1.25%, 11/30/10	7,000,000	7,035,273

Total U.S. Government Securities (Cost $7,034,021)		7,035,273

	Number	Value
Security	of Shares	($)

Other Investment Company 1.6% of net assets

Money Fund 1.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	7,363,588	7,363,588

Total Other Investment Company (Cost $7,363,588)		7,363,588

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 4.4% of net assets

U.S. Treasury Obligation 4.4%
U.S. Treasury Bill
0.16%, 06/17/10	20,000,000	19,998,578

Total Short-Term Investment (Cost $19,998,578)		19,998,578

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $506,756,864 and the unrealized appreciation and depreciation were $12,081,973 and ($43,964), respectively, with a net unrealized appreciation of $12,038,009.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily

2

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$484,397,434	$—	$484,397,434
U.S. Government Securities(a)	—	7,035,273	—	7,035,273
Other Investment Company	7,363,588	—	—	7,363,588
Short-Term Investments(a)	—	19,998,578	—	19,998,578

Total	$7,363,588	$511,431,285	$—	$518,794,873

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

REG46018MAY10 - 00

 3

Schwab Investments
Schwab Inflation-Protected Fund™

Portfolio Holdings As of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

97.0%	U.S. Government Securities	178,596,984	189,155,372
2.3%	Other Investment Company	4,525,357	4,525,357

99.3%	Total Investments	183,122,341	193,680,729
0.7%	Other Assets and Liabilities, Net		1,430,147

100.0%	Net Assets		195,110,876

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 97.0% of net assets

U.S. Treasury Obligations 97.0%
U.S. Treasury Inflation Protected Securities
3.38%, 01/15/12	2,144,590	2,263,044
2.00%, 04/15/12	5,458,262	5,649,726
3.00%, 07/15/12	9,076,875	9,644,888
0.63%, 04/15/13	5,404,875	5,499,460
1.88%, 07/15/13	7,997,265	8,422,744
2.00%, 01/15/14	8,685,316	9,207,790
1.25%, 04/15/14	5,655,155	5,877,386
2.00%, 07/15/14	7,215,062	7,702,079
1.63%, 01/15/15	8,831,977	9,262,536
0.50%, 04/15/15	2,510,275	2,526,750
1.88%, 07/15/15	6,992,000	7,429,545
2.00%, 01/15/16	7,098,931	7,595,856
2.50%, 07/15/16	6,734,375	7,425,174
2.38%, 01/15/17	5,934,665	6,480,838
2.63%, 07/15/17	5,197,104	5,793,960
1.63%, 01/15/18	6,491,812	6,753,511
1.38%, 07/15/18	5,045,500	5,156,657
2.13%, 01/15/19	5,067,600	5,457,567
1.88%, 07/15/19	5,605,215	5,919,197
1.38%, 01/15/20	3,773,513	3,803,289
2.38%, 01/15/25	10,470,499	11,446,381
2.00%, 01/15/26	6,676,832	6,956,425
2.38%, 01/15/27	4,855,635	5,302,504
1.75%, 01/15/28	5,453,123	5,442,898
3.63%, 04/15/28	6,605,816	8,429,642
2.50%, 01/15/29	5,067,600	5,641,663
3.88%, 04/15/29	8,140,570	10,809,790
3.38%, 04/15/32	2,084,081	2,668,764
2.13%, 02/15/40	4,278,773	4,585,308

Total U.S. Government Securities (Cost $178,596,984)		189,155,372

	Number	Value
Security	of Shares	($)

Other Investment Company 2.3% of net assets

Money Fund 2.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,525,357	4,525,357

Total Other Investment Company (Cost $4,525,357)		4,525,357

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $184,010,916, and the unrealized appreciation and depreciation were $9,683,569 and ($13,756), respectively, with a net unrealized appreciation of $9,669,813.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

 1

 Schwab Inflation-Protected Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$189,155,372	$—	$189,155,372
Other Investment Company	4,525,357	—	—	4,525,357

Total	$4,525,357	$189,155,372	$—	$193,680,729

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

REG46019MAY10 - 00

2

Schwab Investments
Schwab Tax-Free YieldPlus Fund™

Portfolio Holdings of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

40.1%	Fixed-Rate Obligations	12,564,181	12,606,525
59.0%	Variable-Rate Obligations	29,560,000	18,556,561

99.1%	Total Investments	42,124,181	31,163,086
0.9%	Other Assets and Liabilities, Net		270,656

100.0%	Net Assets		31,433,742

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

Fixed-Rate Obligations 40.1% of net assets

ALASKA 0.3%
Anchorage
General Purpose GO Bonds Series 2000A	4.75%	09/01/10		100,000	101,086

ARIZONA 2.0%
Phoenix Civic Improvement Corp
Jr Lien Wastewater System RB Series 2000	6.00%	07/01/10	(a)	100,000	101,442
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	2.50%	01/11/11	(a)	250,000	252,022
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2001A	5.00%	01/01/11		255,000	261,959

					615,423

CALIFORNIA 3.8%
California
Economic Recovery Bonds Series 2008A	4.00%	07/01/10		50,000	50,143
Los Angeles USD
GO Bonds Series 2002E	5.00%	07/01/10		125,000	125,456
Orange Cnty Sanitation District
Refunding COP Series 2008A	4.00%	08/01/10		500,000	502,870
Riverside Cnty
Teeter Obligation Notes Series 2009C	2.00%	10/15/10		500,000	502,345

					1,180,814

COLORADO 1.8%
Colorado Dept of Transportation
RAN Series 2000	6.00%	06/15/10		50,000	50,095

 1

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008C6	3.95%	11/10/10		500,000	507,415

					557,510

DELAWARE 0.6%
Wilmington
GO Bonds Series 2007A	4.25%	06/01/10	(a)	200,000	200,000

FLORIDA 2.9%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 1999C	5.75%	06/01/10	(a)	50,000	50,500
Orange Cnty School Board
COP Series 1997A	6.00%	08/01/10	(a)	500,000	504,045
West Palm Beach
Public Service Tax Refunding Bonds Series 2010	3.00%	03/01/12		350,000	360,902

					915,447

INDIANA 2.2%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A	5.00%	04/01/11		665,000	688,215

KANSAS 3.2%
Junction City
GO Temporary Notes Series 2009B	4.00%	06/01/10		1,000,000	1,000,000

LOUISIANA 1.8%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/11		550,000	567,913

MISSOURI 3.5%
Hanley Rd & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	(a)	1,000,000	1,102,040

NEW JERSEY 5.0%
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	2.00%	02/01/11		120,000	121,290
Governmental Loan RB (Atlantic Highlands) Series 2010	2.50%	02/01/12		150,000	154,678
Montville Township
GO Refunding Bonds	3.75%	07/15/11		505,000	524,003
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/10		640,000	645,811
General Improvement Refunding Bonds	4.00%	09/01/11		125,000	130,533

					1,576,315

NEW YORK 1.6%
Triborough Bridge & Tunnel Auth
Sub RB Series 2003A	3.25%	11/15/10		500,000	506,285

2

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

OKLAHOMA 0.3%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	4.00%	09/01/11		90,000	92,728

TEXAS 1.1%
Conroe ISD
Unlimited Tax GO Bonds Series 2004A	3.50%	02/15/11	(a)	100,000	102,221
Denton
GO Refunding Bonds Series 2009	5.00%	02/15/11		150,000	154,829
La Joya ISD
Unlimited Tax GO Bonds Series 2008	3.25%	02/15/11	(a)	100,000	101,515

					358,565

UTAH 4.6%
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2009A	3.00%	12/01/10		570,000	577,000
Lease RB Series 2009A	2.75%	12/01/11		835,000	860,526

					1,437,526

VIRGINIA 2.2%
Henrico Cnty
GO Public Improvement Bonds Series 2008A	3.50%	12/01/10		200,000	203,180
Richmond
GO Bonds Series 2009A	2.00%	07/15/11		380,000	386,981
Virginia College Building Auth
RB (21st Century College) Series 2008A	5.00%	02/01/11		100,000	103,067

					693,228

WASHINGTON 3.2%
South Whidbey SD No. 206
Unlimited Tax GO Refunding Bonds Series 2009	3.00%	12/01/10		1,000,000	1,013,430

Total Fixed-Rate Obligations (Cost $12,564,181)					12,606,525

Variable-Rate Obligations 59.0% of net assets

ARIZONA 6.0%
Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.50%	06/17/10	(d)(e)(f)(g)	6,755,000	1,873,161

CALIFORNIA 9.1%
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2003	2.00%	06/02/10	(a)	1,250,000	1,250,000
Coast Community College District
GO Bonds Series 2006C	0.29%	06/03/10	(b)(c)	1,100,000	1,100,000

 3

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Irvine Assessment District
Limited Obligation Improvement Bonds (Reassessment District No. 85-7) Series A	0.33%	06/01/10	(a)(b)	500,000	500,000

					2,850,000

COLORADO 8.2%
Colorado Health Facilities Auth
RB (Exempla Northwest Medical Center) Series 2002A	0.43%	06/03/10	(a)(b)(c)	1,480,000	1,480,000
Colorado Springs Utilities System
Refunding RB Series 2007B	0.27%	06/03/10	(b)	1,100,000	1,100,000

					2,580,000

ILLINOIS 2.4%
Chicago
Refunding GO Bonds Series 2007F	0.70%	06/01/10	(b)	750,000	750,000

INDIANA 1.9%
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006B4 & B6	0.30%	06/01/10	(b)(c)	600,000	600,000

MASSACHUSETTS 9.7%
Massachusetts Health & Educational Facilities Auth
RB (New England Medical Center Hospitals) Series G2	0.50%	07/01/10	(d)(e)(f)	3,400,000	3,060,000

NEW YORK 4.9%
Long Island Power Auth
Electric System General RB Series 2003F	0.36%	06/02/10	(a)(b)	300,000	300,000
New York City
GO Bonds Fiscal 2002 Series A6	0.33%	06/01/10	(a)(b)	1,000,000	1,000,000
GO Bonds Fiscal 2008 Series J3	1.15%	06/01/10	(a)	250,000	250,000

					1,550,000

OKLAHOMA 7.0%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.60%	06/24/10	(d)(e)(f)(g)	8,000,000	2,218,400

PENNSYLVANIA 1.9%
Somerset Cnty
Bonds Series 2007	0.29%	06/03/10	(a)(b)	585,000	585,000

TENNESSEE 6.4%
Clarksville Public Building Auth
Pooled Financing RB Series 2003	0.27%	06/01/10	(a)	2,000,000	2,000,000

4

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

VIRGINIA 1.5%
Fairfax Cnty IDA
Health Care RB (Inova Health System) Series 2005A2	0.28%	06/01/10	(b)	490,000	490,000

Total Variable-Rate Obligations (Cost $29,560,000)					18,556,561

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $42,124,182 and the unrealized appreciation and depreciation were $47,858 and ($11,008,954), respectively, with a net unrealized depreciation of ($10,961,096).

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,180,000 or 10.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $7,151,561 or 22.8% of net assets.
(e)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(g)	Security is in default.

COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 5

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$12,606,525	$—	$12,606,525
Variable-Rate Obligations(a)	—	11,405,000	—	11,405,000
Arizona	—	—	1,873,161	1,873,161
Massachusetts	—	—	3,060,000	3,060,000
Oklahoma	—	—	2,218,400	2,218,400

Total	$—	$24,011,525	$7,151,561	$31,163,086

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

6

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	May 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Loss)	(Sales)	in/out	2010

Variable-Rate Obligations	$9,997,000	$—	$(58,937)	$(1,695,439)	$(1,091,063)	$—	$7,151,561

Total	$9,997,000	$—	$(58,937)	$(1,695,439)	$(1,091,063)	$—	$7,151,561

REG46021MAY10 - 00

 7

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Fixed-Rate Obligations	370,939,267	381,354,218
2.0%		Variable-Rate Obligations	7,950,000	7,952,010

101.1%		Total Investments	378,889,267	389,306,228
(1	.1)%	Other Assets and Liabilities, Net		(4,365,394)

100.0%		Net Assets		384,940,834

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

Fixed-Rate Obligations 99.1% of net assets

ALABAMA 0.6%
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/13	(a)	1,725,000	2,017,474
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15	(a)	400,000	461,248

					2,478,722

ARIZONA 3.2%
Glendale IDA
RB (Midwestern Univ) Series 2010	4.00%	05/15/12		500,000	522,750
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	452,313
Refunding RB (Midwestern Univ) Series 2004	5.25%	05/15/13		200,000	216,434
Refunding RB (Midwestern Univ) Series 2004	5.25%	05/15/14		500,000	547,655
Maricopa Cnty Elementary SD No. 17
GO Bonds (Tolleson Elementary) Series 2008B	4.00%	07/01/14	(a)	95,000	101,864
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	(f)	3,000,000	3,129,960
Payson USD No. 10
Bonds Series 2008B	3.00%	07/01/28	(f)	1,375,000	1,439,859
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		425,000	465,001
Sr Lien Wastewater System Refunding RB Series 2008	5.50%	07/01/24		540,000	610,540
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.25%	01/01/17	(a)	300,000	304,623
Sr Lien Water Refunding RB Series 2009	3.50%	01/01/18	(a)	785,000	801,249
Sr Lien Water Refunding RB Series 2009	3.63%	01/01/19	(a)	750,000	763,012
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/13		540,000	565,677
Hospital RB Series 2009	5.00%	07/01/14		615,000	647,128
Hospital RB Series 2009	5.00%	07/01/15		295,000	310,364

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Hospital RB Series 2009	5.50%	07/01/16		350,000	375,917
Hospital RB Series 2009	6.00%	07/01/18		500,000	563,650
Hospital RB Series 2009	5.75%	07/01/19		350,000	389,746

					12,207,742

CALIFORNIA 13.2%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,067,432
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	1,000,000	1,129,530
Water System RB Series AG	5.00%	12/01/27		3,915,000	4,319,341
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	5.00%	11/01/39	(f)	1,500,000	1,599,645
RB (Pitzer College) Series 2009	5.25%	04/01/23		1,965,000	2,106,716
California Health Facilities Financing Auth
RB (Childrens Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(f)	1,750,000	1,883,788
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27		2,055,000	2,196,158
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28		2,160,000	2,295,691
California State Public Works Board
Lease RB (Various Capital Projects) Series 2009I	6.63%	11/01/34		2,000,000	2,175,720
California Statewide Communities Development Auth
RB (Prop 1A Receivables) Series 2009	5.00%	06/15/13		4,000,000	4,339,120
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(f)	2,590,000	2,621,313
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)(f)	2,375,000	2,651,308
Irvine Ranch Water District
COP Series 2010	5.00%	03/01/24		2,775,000	3,072,535
COP Series 2010	5.00%	03/01/26		2,250,000	2,462,288
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17	(a)	1,950,000	2,214,869
Lease RB Series 2009C	4.00%	09/01/16		1,050,000	1,108,128
Lease RB Series 2009C	4.00%	09/01/17		1,100,000	1,142,020
Lease RB Series 2009C	5.00%	09/01/18		1,000,000	1,106,570
Lease RB Series 2009C	4.50%	09/01/19		1,050,000	1,110,984
Lease RB Series 2009E	5.13%	09/01/27		1,590,000	1,610,320
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		2,500,000	2,625,525
San Diego Public Facilities Financing Auth
Lease Refunding RB (Master Refunding) Series 2010A	3.88%	03/01/18		2,765,000	2,742,050
Univ of California
General RB Series 2009Q	5.25%	05/15/26		3,000,000	3,300,060

					50,881,111

COLORADO 0.5%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008C6	3.95%	11/10/10		500,000	507,415
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	1,000,000	1,123,750
RB (Catholic Health Initiatives) Series 2008D1	6.00%	10/01/23		250,000	280,397

					1,911,562

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

DISTRICT OF COLUMBIA 1.9%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(f)	2,000,000	2,227,640
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30		1,460,000	1,570,580
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	54,018
Public Utility Sr Lien RB Series 2009A	6.00%	10/01/35	(f)	2,000,000	2,253,640
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	875,000	998,235

					7,104,113

FLORIDA 8.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Healthcare) Series 2008D1	6.25%	12/01/18		500,000	557,095
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health) Series 2004	5.00%	08/15/14	(a)(f)	1,300,000	1,492,517
Escambia Cnty
Solid Waste RB (Gulf Power Company) First Series 2009	2.00%	04/03/12		500,000	502,240
Florida State Board of Education
Lottery Refunding RB Series 2010C	2.00%	07/01/11		2,000,000	2,030,900
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2008A	6.10%	11/15/13	(f)	1,000,000	1,134,470
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	3.00%	07/01/12		735,000	763,297
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24		4,000,000	4,274,160
JEA Electric System
Electric System RB Series Three 2010A	3.00%	10/01/13		895,000	948,593
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		250,000	284,647
Miami-Dade Cnty
Aviation RB (Miami International Airport) Series 2010A	5.00%	10/01/20		500,000	528,485
Aviation RB (Miami International Airport) Series 2010A	5.50%	10/01/26		5,000,000	5,307,150
Aviation RB (Miami International Airport) Series 2010A	5.25%	10/01/30		475,000	486,766
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,213,443
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		800,000	836,088
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		350,000	367,489
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	462,722
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		825,000	865,334
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	582,658
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		250,000	275,115
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	600,018
Orange Cnty School Board
COP Series 1997A	6.00%	08/01/10	(a)	500,000	504,045
Orlando Utilities Commission
Utility System Refunding RB Series 2009C	5.00%	10/01/17		1,000,000	1,154,830
Water & Electric RB Series 1996A	3.75%	10/01/13		1,900,000	2,007,122
Palm Beach Cnty
Water & Sewer RB (Florida Power & Light) Series 2009	5.00%	10/01/39		965,000	1,006,601

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,250,000	2,653,200
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		400,000	448,472
Water & Sewer RB Series 2009A	5.00%	10/01/18		250,000	279,750
Water & Sewer RB Series 2009A	4.00%	10/01/19		200,000	208,540
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		1,845,000	2,008,264

					33,784,011

GEORGIA 1.7%
Dawson Cnty SD
GO Bonds Series 2010	2.00%	02/01/12		650,000	664,690
GO Bonds Series 2010	3.00%	02/01/13		650,000	684,047
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/16		420,000	466,582
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/17		350,000	394,177
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%	11/15/39		300,000	310,152
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(f)	2,180,000	2,262,186
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		400,000	405,196
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21		545,000	582,120
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/22		800,000	848,832

					6,617,982

IDAHO 0.1%
Univ of Idaho
General RB Series 2010B	5.00%	04/01/26		400,000	431,544
General RB Series 2010B	5.00%	04/01/32		110,000	114,767

					546,311

ILLINOIS 3.6%
Chicago
Passenger Facility Charge RB Series 2010B	5.00%	01/01/27		2,385,000	2,419,368
Passenger Facility Charge RB Series 2010B	5.00%	01/01/30		2,770,000	2,778,254
Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/17		1,000,000	1,086,810
Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/18		1,200,000	1,299,756
Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/19		750,000	809,070
Illinois Finance Auth
Refunding RB (Alexian Brothers Health System) Series 2010	4.00%	02/15/12		1,100,000	1,131,174
Refunding RB (Alexian Brothers Health System) Series 2010	4.00%	02/15/13		1,500,000	1,550,790
Refunding RB (Univ of Chicago Medical Center) Series 2009B	5.00%	08/15/26		2,500,000	2,588,750

					13,663,972

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

INDIANA 1.2%
Indiana Finance Auth
Hospital RB (Parkview Health System) Series 2009A	5.00%	05/01/11		300,000	310,434
Refunding Bonds (State Revolving Fund) Series 2010A	5.00%	02/01/19		1,000,000	1,172,320
Purdue Univ
Student Fee Bonds Series Y	5.00%	07/01/18		800,000	936,520
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12		2,000,000	2,078,980

					4,498,254

IOWA 1.8%
Iowa Finance Auth
Health Facilities RB (Iowa Health System) Series 2005A	5.00%	02/15/12		975,000	1,031,882
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2001	2.10%	12/01/11	(a)	2,185,000	2,235,342
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/11		750,000	788,805
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/12		1,000,000	1,079,130
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/13		1,500,000	1,647,645

					6,782,804

KANSAS 1.0%
Kansas Development Finance Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.00%	11/15/11		875,000	900,252
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.50%	11/15/12		180,000	188,316
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/13		210,000	231,859
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/14		450,000	504,752
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/15		485,000	550,911
Wichita
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-IIIA	2.00%	11/15/10		90,000	90,350
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-IIIA	4.50%	11/15/12		400,000	424,184
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009X	5.25%	11/15/24		1,000,000	1,046,220

					3,936,844

KENTUCKY 2.0%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System) Series 2009A	5.00%	08/15/18		1,000,000	1,106,070
RB (King’s Daughters Medical Center) Series 2008C	4.50%	02/01/13		1,005,000	1,070,848
Kentucky Infrastructure Auth
Wastewater & Drinking Water Revolving Fund RB Series 2010A	4.00%	02/01/17		1,000,000	1,102,460
Wastewater & Drinking Water Revolving Fund RB Series 2010A	4.00%	02/01/18		1,000,000	1,100,300
Wastewater & Drinking Water Revolving Fund RB Series 2010A	5.00%	02/01/25		2,925,000	3,286,998

					7,666,676

LOUISIANA 2.7%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/11		2,300,000	2,374,911

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/12		3,775,000	3,983,720
New Orleans Aviation Board
Gulf Opportunity Zone RB Series 2010A	5.13%	01/01/31		4,000,000	3,987,240

					10,345,871

MARYLAND 0.0%
Maryland Community Development Administration
RB Series 1996A	5.88%	07/01/16		130,000	130,055

MASSACHUSETTS 5.6%
Chatham
GO Refunding Bonds	4.00%	07/01/13		285,000	309,943
GO Refunding Bonds	4.00%	07/01/14		110,000	121,158
GO Refunding Bonds	5.00%	07/01/16		250,000	291,005
GO Refunding Bonds	5.00%	07/01/17		295,000	344,858
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/14	(a)(f)	7,000,000	8,106,700
Assessment Bonds Series 2005A	5.00%	07/01/14		850,000	960,041
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%	07/01/16		950,000	1,037,153
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		120,000	124,362
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/13		290,000	302,717
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		375,000	388,950
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2010A	4.00%	12/15/21		100,000	110,098
RB (Harvard Univ) Series 2010A	5.00%	12/15/26		5,000,000	5,651,050
Massachusetts State College Building Auth
RB Series 2009B	5.00%	05/01/25		1,650,000	1,823,679
RB Series 2009B	5.00%	05/01/26		1,030,000	1,129,467
Massachusetts State Turnpike
Turnpike RB Series 1993A	5.00%	01/01/20	(a)	725,000	831,894

					21,533,075

MICHIGAN 4.3%
Delta Cnty Economic Development Corp
Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	(a)	1,000,000	1,103,330
Grand Rapids
Refunding RB Series 2010	5.00%	01/01/25		1,000,000	1,110,790
Refunding RB Series 2010	5.00%	01/01/26		1,345,000	1,489,870
Refunding RB Series 2010	5.00%	01/01/27		2,000,000	2,209,840
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22		2,950,000	3,237,595
Michigan Building Auth
Facilities Revenue & Refunding RB Series III	5.00%	10/15/12	(a)	4,370,000	4,812,419
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,645,095
Wayne Cnty Community College
Bonds Series 1999	5.50%	07/01/19		1,000,000	1,007,060

					16,615,999

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

MINNESOTA 1.2%
Minneapolis/St. Paul Housing & Redevelopment Auth
Health Care Facilities RB (Children’s Health Care) Series 1995B	3.00%	08/15/11		250,000	255,857
Health Care Facilities RB (Children’s Health Care) Series 2010A	2.00%	08/15/11		330,000	333,924
Health Care Facilities RB (Children’s Health Care) Series 2010A	3.00%	08/15/12		275,000	283,891
Health Care Facilities RB (Children’s Hospitals & Clinics) Series 2004A1	3.00%	08/15/12		500,000	515,285
Nobles Cnty
Temporary Water System GO Bonds Series 2009C	3.00%	08/01/12		2,950,000	3,090,066
Stewartville ISD No. 534
GO Refunding Bonds Series A	4.00%	02/01/15		260,000	286,684

					4,765,707

MISSOURI 3.2%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,600,000	1,712,736
Hanley Rd & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	(a)	1,260,000	1,388,570
Transportation Sales Tax RB Series 2005	5.40%	10/01/12	(a)(f)	5,245,000	5,828,664
Missouri Environmental Improvement & Energy Resources Auth
Water Pollution Control & Drinking Water Refunding RB Series 2010A	5.00%	01/01/21		2,000,000	2,341,700
Missouri Health & Educational Facilities Auth
RB (SSM Health Care) Series 2002A	5.25%	06/01/12		800,000	852,856

					12,124,526

NEVADA 2.3%
Clark Cnty
Airport System Jr Sub Lien Revenue Notes Series 2010E2	5.00%	07/01/12		2,000,000	2,136,280
Airport System RB Sr Series 2010D	5.00%	07/01/17		1,000,000	1,111,160
Airport System RB Sr Series 2010D	5.00%	07/01/18		1,750,000	1,941,065
Passenger Facility Charge Sub Lien RB (Las Vegas-McCarran International Airport) Series 2008A	5.00%	07/01/15		1,115,000	1,224,237
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18		1,890,000	2,096,520
Overton Power District No. 5
Special Obligation RB Series 2008	5.00%	12/01/12		30,000	31,602
Sparks Redevelopment Agency
Tax Increment Refunding RB (Redevelopment Area No. 1) Series 2010	4.00%	01/15/11		425,000	429,624

					8,970,488

NEW HAMPSHIRE 0.8%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		400,000	466,772
RB (Dartmouth College) Series 2009	5.25%	06/01/39		130,000	141,457

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38		600,000	639,084
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38		1,770,000	1,910,255

					3,157,568

NEW JERSEY 3.2%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	451,049
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	336,205
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	296,665
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	442,436
General Improvement Refunding Bonds	3.50%	12/01/19		410,000	434,838
General Improvement Refunding Bonds	4.00%	12/01/22		565,000	616,748
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	460,339
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	101,568
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%	02/01/13		245,000	258,232
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/28		500,000	535,240
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29		200,000	213,478
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2003F	5.25%	06/15/13	(a)	2,140,000	2,412,443
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%	07/01/19		140,000	164,168
Refunding RB (Princeton Theological Seminary) Series 2009B	4.00%	07/01/20		300,000	325,419
New Jersey Health Care Facilities Financing Auth
Refunding RB (AHS Hospital) Series 1997A	6.00%	07/01/12	(a)(f)	2,000,000	2,208,160
New Jersey State Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		525,000	540,530
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	(a)	110,000	126,646
Transportation System Bonds Series 2005D	5.00%	06/15/15	(a)	2,000,000	2,317,080
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		75,000	80,432
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	136,730

					12,458,406

NEW MEXICO 1.5%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%	07/01/12	(f)	1,250,000	1,335,962
Bernalillo Cnty
GO Refunding Bonds Series 2010	3.50%	02/01/17	(e)	575,000	608,620
GO Refunding Bonds Series 2010	4.00%	02/01/19	(e)	500,000	540,650
GO Refunding Bonds Series 2010	4.00%	02/01/20	(e)	255,000	273,365
GO Refunding Bonds Series 2010	4.00%	02/01/21	(e)	1,065,000	1,127,111
GO Refunding Bonds Series 2010	4.00%	02/01/22	(e)	1,125,000	1,181,093
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	547,640
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,082

					5,625,523

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

NEW YORK 7.8%
Long Island Power Auth
Electric System General RB Series 2009A	5.00%	04/01/15		870,000	977,149
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	170,643
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	(a)	60,000	66,652
New York City Transitional Finance Auth
Future Tax Secured Refunding Bonds Fiscal 2003 Series B	5.25%	02/01/29		1,000,000	1,027,580
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,314,940
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/17	(e)	1,000,000	1,164,470
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	(e)	1,000,000	1,159,770
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/19	(e)	1,000,000	1,158,460
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(e)	1,000,000	1,151,820
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		1,000,000	1,140,350
Mental Health Services Facilities RB Series 2010	4.00%	02/15/12		200,000	209,636
Mental Health Services Facilities RB Series 2010	4.00%	02/15/13		1,000,000	1,066,990
RB (Cornell Univ) Series 2010B	5.00%	07/01/18		380,000	444,547
RB (Orange Regional Medical Center) Series 2008	5.50%	12/01/11		420,000	429,542
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,476,700
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010A	5.00%	06/15/26		4,000,000	4,493,120
New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2010A	4.00%	04/01/12		1,000,000	1,057,380
Second General Highway & Bridge Trust Fund Bonds Series 2010A	5.00%	04/01/13		3,000,000	3,319,530
Service Contract Bonds Series 2009	4.00%	04/01/16		750,000	810,218
Service Contract Bonds Series 2009	5.00%	04/01/16		1,775,000	2,013,169
Service Contract Bonds Series 2009	4.00%	04/01/17		800,000	862,360
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	667,288

					30,182,314

NORTH CAROLINA 1.7%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		2,000,000	2,151,540
Guilford Cnty
GO Refunding Bonds Series 2010C	4.00%	02/01/12		1,000,000	1,057,480
Mecklenburg Cnty
Limited Obligation Refunding Bonds Series 2009	5.00%	03/01/11	(f)	2,000,000	2,067,540
Winston-Salem
GO Refunding Bonds Series 2010B	5.00%	06/01/22		1,085,000	1,267,106

					6,543,666

OHIO 2.0%
Bowling Green State Univ
General Receipts Bonds Series 2010A	2.00%	06/01/12		675,000	682,540

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
General Receipts Bonds Series 2010A	3.00%	06/01/13		1,495,000	1,547,071
Cleveland
Airport System RB Series 2009C	3.00%	01/01/11		3,300,000	3,336,762
Kent State Univ
General Receipts Bonds Series 2009B	5.00%	05/01/19	(a)	125,000	140,056
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/11	(a)	190,000	206,245
Ohio Water Development Auth
RB (Pollution Control Loan Fund) Series 2010A	5.00%	12/01/24		1,500,000	1,685,580

					7,598,254

OKLAHOMA 1.1%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	1,130,000	1,234,875
Oklahoma Cnty Finance Auth
Educational Facilities Lease RB (Putnam Public Schools) Series 2010	3.00%	03/01/11		1,000,000	1,013,140
Oklahoma Water Resources Board
RB Series 2010	5.00%	04/01/26		1,390,000	1,550,462
RB Series 2010	5.00%	04/01/28		460,000	507,578

					4,306,055

OREGON 0.4%
Chemeketa Community College District
GO Bonds Series 2008	5.50%	06/15/24		500,000	573,645
Columbia River Peoples’ Utility District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/10	(a)	125,000	128,190
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	910,000	921,075

					1,622,910

PENNSYLVANIA 2.6%
Lehigh Cnty General Purpose Auth
RB (St. Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	(a)	1,650,000	1,869,500
Montgomery Cnty Higher Education & Health Auth
RB (Arcadia Univ) Series 2010	5.25%	04/01/30		1,060,000	1,067,197
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	1,989,500
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2009A	5.00%	09/01/19		1,200,000	1,400,892
Pennsylvania Intergovernmental Cooperation Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,294,400
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,229,216

					9,850,705

PUERTO RICO 1.4%
Puerto Rico Electric Power Auth
Power RB Series CCC	5.25%	07/01/27		4,000,000	4,155,280

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11		1,150,000	1,199,404

					5,354,684

RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22	(f)	20,000	20,014

SOUTH CAROLINA 1.2%
Beaufort-Jasper Water & Sewer Auth
Waterworks & Sewer System Refunding RB Series 2010B	5.00%	03/01/21		500,000	582,250
Waterworks & Sewer System Refunding RB Series 2010B	5.00%	03/01/22		570,000	664,289
Waterworks & Sewer System Refunding RB Series 2010B	5.00%	03/01/23		495,000	576,334
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	(a)(f)	2,000,000	2,253,720
South Carolina Jobs Economic Development Auth
Hospital Refunding & Improvement RB (Palmetto Health) Series 2009	3.00%	08/01/12		345,000	348,453

					4,425,046

SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/16		385,000	423,931
RB (Sanford Health) Series 2009	5.00%	11/01/17		1,000,000	1,094,410

					1,518,341

TENNESSEE 0.7%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		370,000	382,917
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		1,000,000	1,142,680
Electric System Sub Refunding RB Series 2010	4.00%	12/01/16		1,000,000	1,098,210

					2,623,807

TEXAS 8.8%
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19		745,000	812,378
Conroe ISD
Unlimited Tax Refunding Bonds Series 2004B	1.50%	02/15/12	(a)	10,000	10,162
Unlimited Tax Refunding Bonds Series 2004B	2.00%	02/15/13	(a)(f)	200,000	204,828
Unlimited Tax Refunding Bonds Series 2004B	3.50%	02/15/19	(a)	500,000	524,085
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/12	(a)	250,000	263,813
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/13	(a)	250,000	269,713
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19		500,000	562,740
El Paso Cnty Hospital District
Refunding Bonds Series 2009	2.00%	08/15/11		1,370,000	1,387,604

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Refunding Bonds Series 2009	3.00%	08/15/12		1,400,000	1,451,436
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		250,000	286,722
Fort Bend ISD
Unlimited Tax Refunding Bonds Series 2005	2.00%	02/15/11	(a)	750,000	757,477
Fort Worth
GO Bonds Series 2009	4.45%	03/01/18	(c)	2,000,000	2,149,620
Galveston Cnty
Limited Tax Flood Control Bonds Series 2009C1	3.00%	02/01/15		110,000	114,572
Limited Tax Flood Control Bonds Series 2009C1	3.00%	02/01/16		205,000	211,142
Limited Tax Flood Control Bonds Series 2009C1	3.50%	02/01/18		550,000	570,207
Garland
Certificates of Obligation Series 2009	5.00%	02/15/26		1,455,000	1,599,074
Certificates of Obligation Series 2009	5.00%	02/15/27	(f)	1,530,000	1,673,147
Certificates of Obligation Series 2009	5.00%	02/15/28		1,610,000	1,751,905
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System) Series 2009B2	5.00%	06/01/13		1,000,000	1,094,410
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	08/15/10	(a)(f)	1,000,000	1,010,970
Houston
Combined Utility System First Lien Refunding RB Series 2004C1	5.00%	05/15/11	(f)	1,000,000	1,037,910
Houston Higher Education Finance Corp
RB (Rice Univ) Series 2010A	5.00%	05/15/35	(e)	1,000,000	1,062,820
Katy ISD
GO Refunding Bonds Series 2010A	4.00%	02/15/13	(a)	1,200,000	1,295,988
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		810,000	891,421
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	154,844
Maintenance Tax Notes Series 2009	4.50%	09/15/23		1,200,000	1,283,556
Maintenance Tax Notes Series 2009	5.00%	09/15/24		1,000,000	1,114,610
Maintenance Tax Notes Series 2009	5.00%	09/15/25		775,000	857,359
Northside ISD
Unlimited Tax GO Bonds Series 2010	1.50%	08/01/12	(a)	2,000,000	2,012,320
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		1,000,000	1,142,900
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,306,822
South San Antonio ISD
Unlimited Tax Refunding Bonds Series 2010	5.00%	08/15/21	(a)	2,450,000	2,819,558
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,925,000	2,242,702

					33,928,815

UTAH 0.6%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,071,030
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2009A	3.00%	12/01/12		1,200,000	1,257,768

					2,328,798

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

VIRGINIA 2.6%
Arlington Cnty IDA
Hospital Refunding RB (Virginia Hospital Center) Series 2010	5.00%	07/01/18		4,700,000	5,160,976
Fairfax Cnty IDA
Health Care RB (Inova Health System) Series 2009A	5.00%	05/15/17		90,000	99,844
Health Care RB (Inova Health System) Series 2009C	5.00%	05/15/25		500,000	527,285
Henrico Cnty
GO Public Improvement Refunding Bonds Series 2009	4.00%	03/01/18		215,000	239,013
Leesburg
GO Refunding Bonds Series 2009B	4.00%	02/01/12		200,000	210,402
GO Refunding Bonds Series 2009B	3.00%	02/01/13		160,000	167,735
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		225,000	247,244
GO Bonds Series 2009A	5.00%	07/15/28		160,000	180,051
GO Bonds Series 2009B	4.00%	07/15/14		2,780,000	3,068,119
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20		225,000	228,645

					10,129,314

WASHINGTON 1.9%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,183,940
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		320,000	331,930
Washington
GO Bonds Series 1990A	6.75%	02/01/15		1,000,000	1,122,620
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2000A	6.00%	06/01/10	(a)(f)	3,000,000	3,030,000
RB (Overlake Hospital Medical Center) Series 2010	5.00%	07/01/17		1,515,000	1,613,308

					7,281,798

WISCONSIN 1.5%
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%	05/01/26		1,000,000	1,151,070
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/14		1,475,000	1,512,140
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/16		1,250,000	1,318,038
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		450,000	466,092
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24		1,000,000	1,083,640
RB (Thedacare) Series 2010	2.50%	12/15/10		300,000	301,395

					5,832,375

Total Fixed-Rate Obligations (Cost $370,939,267)					381,354,218

Variable-Rate Obligations 2.0% of net assets

CALIFORNIA 0.4%
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2003	2.00%	06/02/10	(a)	1,600,000	1,600,000

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Univ of California
Medical Center Pooled RB Series 2007B1	0.24%	06/01/10	(b)	100,000	100,000

					1,700,000

MASSACHUSETTS 0.4%
Massachusetts
GO Refunding Bonds Series 2010A	0.53%	06/03/10		1,500,000	1,500,570

NEW YORK 0.8%
Long Island Power Auth
Electric System General RB Series 2003F	0.36%	06/02/10	(a)(b)	700,000	700,000
New York City
GO Bonds Fiscal 2008 Series J3	1.15%	06/01/10	(a)	2,550,000	2,550,000

					3,250,000

PENNSYLVANIA 0.4%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.34%	06/03/10		1,500,000	1,501,440

Total Variable-Rate Obligations (Cost $7,950,000)					7,952,010

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $378,885,930 and the unrealized appreciation and depreciation were $10,495,430 and ($75,132), respectively, with a net unrealized appreciation of $10,420,298.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,070,695 or 0.8% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $921,075 or 0.2% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$381,354,218	$—	$381,354,218
Variable-Rate Obligations(a)	—	4,751,440	—	4,751,440
California	—	1,700,000	—	1,700,000
Massachusetts	—	1,500,570	—	1,500,570

Total	$—	$389,306,228	$—	$389,306,228

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46022MAY10 - 00

Schwab Investments
Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

43.3%		Fixed-Rate Obligations	32,380,543	32,585,454
58.1%		Variable-Rate Obligations	43,675,000	43,675,000

101.4%		Total Investments	76,055,543	76,260,454
(1	.4)%	Other Assets and Liabilities, Net		(1,074,838)

100.0%		Net Assets		75,185,616

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

Fixed-Rate Obligations 43.3% of net assets

CALIFORNIA 43.3%
California
Economic Recovery Bonds Series 2008A	5.00%	01/01/11		1,500,000	1,539,960
GO Bonds	5.38%	10/01/10	(a)	165,000	167,762
California Dept of Water Resources
Power Supply RB Series 2002A	5.25%	05/01/12	(a)	500,000	549,865
Power Supply RB Series 2002A	5.38%	05/01/12	(a)	250,000	275,525
Power Supply RB Series 2010L	2.00%	05/01/12		500,000	511,070
California Health Facilities Financing Auth
RB (NCROC Paradise Valley Estates) Series 2005	3.75%	12/01/10	(a)(e)	90,000	90,779
RB (NCROC Paradise Valley Estates) Series 2005	4.05%	12/01/11	(a)(e)	100,000	102,393
RB (Sutter Health) Series 2008A	5.00%	08/15/12	(e)	1,325,000	1,425,263
California Infrastructure & Economic Development Bank
Refunding RB (J. Paul Getty Trust) Series 2007A4	1.65%	04/01/11	(e)	1,500,000	1,511,985
California Municipal Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2008A	1.00%	09/01/10		750,000	749,812
California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10	(e)	2,105,000	2,109,968
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11	(e)	785,000	807,121
RB (Enloe Medical Center) Series 2008A	5.00%	08/15/11	(a)	550,000	567,991
Carmichael
Water District COP Refunding RB	3.00%	11/01/10		300,000	303,063
Contra Costa Transportation Auth
Limited Tax Sales Tax Revenue Notes Series 2009	2.50%	10/01/10	(e)	2,000,000	2,014,140
East Bay Municipal Utility District
Water System Sub Refunding RB Series 2007B	3.75%	06/01/10		150,000	150,000
East Bay Regional Park District
GO Bonds Series 2006E	4.25%	09/01/10		260,000	262,519
GO Refunding Bonds Series 2008	4.50%	09/01/10		115,000	116,185
Glendale Community College District
GO Refunding Bonds Series 2005A	3.50%	10/01/10	(a)	500,000	504,985

 1

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	(a)	75,000	84,780
Huntington Beach Public Financing Auth
Lease Refunding RB Series 2010A	2.00%	09/01/10	(d)	300,000	301,059
Long Beach
TRAN 2009-2010	2.50%	09/30/10	(e)	2,000,000	2,013,300
Los Angeles
GO Bonds Series 2001A	4.00%	09/01/10		300,000	302,709
GO Bonds Series 2003A	4.00%	09/01/10		300,000	302,709
Los Angeles Dept of Airports
Sr RB Series 2009A	3.00%	05/15/11		100,000	102,001
Los Angeles USD
GO Bonds Series 2003A	3.30%	07/01/10		50,000	50,117
Marin Community College District
GO Bonds Series B	3.00%	08/01/10	(e)	2,000,000	2,008,580
Mt. San Antonio Community College District
Refunding GO Bonds Series 2005A	3.38%	08/01/10	(a)	500,000	502,430
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009C	4.00%	02/08/11	(e)	1,000,000	1,016,710
Orange Cnty
Refunding Recovery Bonds Series 2005A	4.00%	06/01/10		300,000	300,000
Orange Cnty Public Financing Auth
Lease Refunding RB Series 2005	5.00%	07/01/11		550,000	575,344
Orange Cnty Sanitation District
Refunding COP Series 2008A	4.00%	08/01/10		500,000	502,870
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%	02/01/11		80,000	80,709
Riverside Cnty
Teeter Obligation Notes Series 2009C	2.00%	10/15/10	(e)	1,500,000	1,507,035
San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A	4.00%	06/15/10	(e)	3,500,000	3,504,340
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%	04/01/11	(e)	4,000,000	4,101,000
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	3.00%	07/15/10	(e)	500,000	501,555
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/11	(e)	450,000	465,309
San Mateo Cnty Transit District
Limited Tax Bonds Series 1997A	5.00%	06/01/10	(a)(e)	500,000	500,000
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2008L	3.00%	05/15/11		100,000	102,511

Total Fixed-Rate Obligations (Cost $32,380,543)					32,585,454

Variable-Rate Obligations 58.1% of net assets

CALIFORNIA 58.1%
Assoc of Bay Area Governments
RB (Jewish Home of San Francisco) Series 2005	1.15%	06/01/10	(a)	1,330,000	1,330,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2008E1	0.15%	06/03/10	(b)(e)	1,900,000	1,900,000

2

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
California
Economic Recovery Bonds Series 2004C15	0.35%	06/02/10	(a)(b)	1,500,000	1,500,000
Economic Recovery Bonds Series 2004C3	0.26%	06/01/10	(a)	1,600,000	1,600,000
California Dept of Water Resources
Power Supply RB Series 2008J1	0.25%	06/01/10	(a)(e)	490,000	490,000
California Educational Facilities Auth
RB (Chapman Univ) Series 2000	0.22%	06/02/10	(a)	300,000	300,000
RB (Univ of San Francisco) Series 2003	2.00%	06/02/10	(a)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008F	0.25%	06/01/10	(a)	1,250,000	1,250,000
RB (Orange Cnty Performing Arts Center) Series 2008A	0.25%	06/01/10	(a)	2,100,000	2,100,000
Refunding RB (PG&E) Series 2009A	0.24%	06/01/10	(a)(e)	3,000,000	3,000,000
Refunding RB (PG&E) Series 2009C	0.23%	06/01/10	(a)	1,600,000	1,600,000
California Pollution Control Financing Auth
Refunding RB (BP West Coast Products) Series 2008	0.25%	06/01/10	(e)	2,300,000	2,300,000
Refunding RB (Exxon) Series 1989	0.19%	06/01/10	(e)	2,600,000	2,600,000
California Statewide Communities Development Auth
RB (John Muir Health) Series 2008C	0.24%	06/01/10	(a)	2,000,000	2,000,000
Refunding RB (Los Angeles Cnty Museum of Art) Series 2008D	0.25%	06/01/10	(a)	1,500,000	1,500,000
Economic Development Financing Auth
RB (KQED) Series 1996	0.42%	06/02/10	(a)	925,000	925,000
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts) Series 1993A	0.27%	06/02/10	(a)	800,000	800,000
Los Angeles USD
GO Bonds Series 2009D&2009I	0.29%	06/03/10	(b)(c)(e)	1,700,000	1,700,000
M-S-R Public Power Agency
Subordinate Lien RB Series 2008M	0.33%	06/01/10	(a)	1,000,000	1,000,000
Northern California Transmission Agency
Refunding RB (Transmission Project) Series 2002A	0.33%	06/03/10	(a)(b)	1,245,000	1,245,000
Orange Cnty Sanitation District
COP Series 2003	0.31%	06/03/10	(b)(c)	3,000,000	3,000,000
Refunding COP Series 2000B	0.27%	06/01/10	(b)	3,100,000	3,100,000
Riverside
Water RB Series 2008A	0.28%	06/03/10	(b)(e)	255,000	255,000
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2008M	0.28%	06/02/10	(a)(e)	2,200,000	2,200,000
Southern California Metropolitan Water District
Water Refunding RB Series 2004C	0.24%	06/03/10	(b)(e)	1,495,000	1,495,000
Sweetwater Union High SD
GO Bonds Series 2008A	0.29%	06/03/10	(a)(b)(c)	1,000,000	1,000,000
Univ of California
Medical Center Pooled RB Series 2007B1	0.24%	06/01/10	(b)	485,000	485,000
Medical Center Pooled RB Series 2007B2	0.25%	06/01/10	(b)	2,000,000	2,000,000

Total Variable-Rate Obligations (Cost $43,675,000)					43,675,000

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $76,055,547 and the unrealized appreciation and depreciation were $205,379 and ($472), respectively, with a net unrealized appreciation of $204,907.

 3

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,700,000 or 7.6% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is held as collateral for delayed-delivery securities.

COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
TRAN —	Tax and revenue anticipation note
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

4

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$32,585,454	$—	$32,585,454
Variable-Rate Obligations(a)	—	43,675,000	—	43,675,000

Total	$—	$76,260,454	$—	$76,260,454

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

 5

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	May 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Loss)	(Sales)	in/out	2010

Variable-Rate Obligations
California	$3,795,000	$—	$(130,687)	$255,000	$(2,424,313)	$(1,495,000)	$—
Puerto Rico	1,900,000	—	(52,500)	100,000	(1,947,500)	—	—

Total	$5,695,000	$—	$(183,187)	$355,000	$(4,371,813)	$(1,495,000)	$—

REG46023MAY10 - 00

6

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings of May 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Fixed-Rate Obligations	398,461,848	409,387,508
2.4%	Variable-Rate Obligations	10,200,000	10,120,487

99.8%	Total Investments	408,661,848	419,507,995
0.2%	Other Assets and Liabilities, Net		858,143

100.0%	Net Assets		420,366,138

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)

Fixed-Rate Obligations 97.4% of net assets

CALIFORNIA 95.3%
Acton-Agua Dulce USD
GO Bonds Series A	5.00%	08/01/26	(f)	1,190,000	1,282,356
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(f)	1,170,000	1,184,859
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12	(f)	1,195,000	1,258,801
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	4.50%	08/01/17		1,165,000	1,265,085
RB (Water System) Series 2008	5.00%	10/01/37		1,495,000	1,544,245
Sr Lease RB Series 1997A	6.00%	09/01/24	(a)(f)	5,000,000	5,714,400
Assoc of Bay Area Governments
RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	285,000	285,279
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(f)	5,000,000	5,125,850
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(f)	925,000	1,032,577
Berkeley
COP (Berkeley Animal Shelter) Series 2010	5.75%	08/01/30	(e)	575,000	621,845
COP (Berkeley Animal Shelter) Series 2010	5.75%	08/01/40	(e)	1,500,000	1,582,545
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/21	(g)	850,000	520,668
Brea Olinda USD
GO Bonds Series 1999A	5.60%	08/01/10	(f)	1,000,000	1,018,550
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(a)	215,000	243,466
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		225,000	249,851
Economic Recovery Bonds Series 2004A	5.00%	07/01/15		555,000	614,368
GO Bonds	5.00%	02/01/12	(a)	850,000	912,891
GO Bonds	5.25%	04/01/12	(a)	4,845,000	5,265,982
GO Bonds	5.63%	05/01/18		50,000	50,652
California Dept of Water Resources
Power Supply RB Series 2002A	5.38%	05/01/12	(a)	2,590,000	2,854,439

 1

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Power Supply RB Series 2002A	5.38%	05/01/12	(a)	1,860,000	2,049,906
Power Supply RB Series 2002A	5.50%	05/01/12	(a)	4,110,000	4,539,413
Power Supply RB Series 2002A	5.75%	05/01/12	(a)(f)	3,000,000	3,327,660
Power Supply RB Series 2002A	6.00%	05/01/12	(a)	500,000	556,985
Power Supply RB Series 2005F5	5.00%	05/01/22		5,560,000	6,059,622
Power Supply RB Series 2008H	4.50%	05/01/17		1,900,000	2,089,107
Water System RB Series AE	5.00%	12/01/21		55,000	62,475
Water System RB Series AG	5.00%	12/01/26		4,095,000	4,542,174
Water System RB Series AG	5.00%	12/01/28		4,500,000	4,938,300
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	5.00%	11/01/39		1,500,000	1,599,645
RB (Pomona College) Series 2009A	5.00%	01/01/24	(f)	2,150,000	2,415,933
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(f)	2,000,000	2,369,240
California Health Facilities Financing Auth
RB (Adventist Health System West) Series 2009C	5.00%	03/01/14		850,000	912,551
RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	(f)	3,925,000	4,173,649
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/14		1,500,000	1,636,575
RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)(f)	100,000	103,641
RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(f)	170,000	178,391
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	200,000	209,730
RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340,000	356,041
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200,000	207,950
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175,000	181,746
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(f)	3,285,000	3,654,957
RB (Scripps Health) Series 2010A	5.00%	11/15/36		2,500,000	2,501,800
RB (St. Joseph Health System) Series 2009A	5.75%	07/01/39		1,800,000	1,880,100
RB (St. Joseph Health System) Series 2009C	5.00%	10/16/14		3,000,000	3,287,670
RB (Sutter Health) Series 2008A	5.00%	08/15/12	(f)	1,705,000	1,834,017
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.25%	02/01/21		3,000,000	3,194,610
RB (J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		350,000	359,566
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	339,753
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		875,000	933,275
RB (Sanford Consortium) Series 2010A	4.50%	05/15/19		500,000	548,190
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		360,000	409,903
Refunding RB (J Paul Getty Trust) Series 2007A1	2.50%	04/01/13	(f)	2,000,000	2,077,160
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/25		250,000	270,253
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26		500,000	537,250
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27		300,000	320,655
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/29		500,000	528,820
Refunding RB (PG&E) Series 2008G	3.75%	09/20/10	(f)	3,000,000	3,016,290
Refunding RB (PG&E) Series 2010E	2.25%	04/02/12		1,000,000	1,002,850
California Municipal Finance Auth
RB (High Tech High) Series 2008B	6.00%	07/01/28		845,000	759,824
Solid Waste Disposal RB (Waste Management) Series 2004	3.45%	09/01/14		1,800,000	1,803,510
Solid Waste Disposal RB (Waste Management) Series 2008A	1.00%	09/01/10		2,000,000	1,999,500
California Pollution Control Financing Auth
Refunding RB (BP West Coast Products) Series 2009	2.60%	09/02/14		1,800,000	1,807,182
California State Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29		450,000	482,036
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		555,000	590,947

2

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Lease RB (Various Capital Projects) Series 2009I	6.63%	11/01/34		2,750,000	2,991,615
California Statewide Communities Development Auth
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	630,000	629,496
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975,000	1,036,756
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	272,033
RB (Kaiser Permanente) Series 2002C	3.85%	06/01/12		550,000	571,439
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,900,000	5,397,105
RB (Prop 1A Receivables) Series 2009	5.00%	06/15/13		5,700,000	6,183,246
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18		6,040,000	6,113,024
RB (Sunnyside/Vermont) Series 2001A	7.00%	04/20/36	(a)	3,870,000	4,128,555
Refunding RB (John Muir/Mt Diablo Health) Series 2005A	5.00%	05/01/13		25,000	26,846
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		1,000,000	1,044,250
Carmichael
Water District COP Refunding RB	5.00%	11/01/25		610,000	658,269
Water District COP Refunding RB	5.00%	11/01/26		820,000	879,122
Water District COP Refunding RB	5.00%	11/01/29		2,000,000	2,109,560
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/14	(a)	500,000	582,460
Central Valley Financing Auth
Refunding RB (Carson Ice Cogeneration) Series 2009	2.25%	07/01/10		3,955,000	3,960,379
Refunding RB (Carson Ice Cogeneration) Series 2009	3.00%	07/01/11		875,000	892,001
Chula Vista Public Financing Auth
COP (Capital Facilities Refunding Projects) Series 2010	5.50%	03/01/33		2,000,000	1,971,740
Contra Costa Transportation Auth
Limited Tax Sales Tax Revenue Notes Series 2009	2.50%	10/01/10		2,500,000	2,517,675
East Bay Municipal Utility District
Water System Sub Refunding RB Series 2010A	5.00%	06/01/30		2,000,000	2,178,920
East Bay Regional Park District
GO Bonds Series 2009A	5.00%	09/01/28		2,000,000	2,206,820
GO Bonds Series 2009A	5.00%	09/01/29		2,145,000	2,354,481
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	151,918
El Cajon Public Financing Auth
Sales Tax RB (Public Safety Financing) Series 2009A	4.00%	08/01/15		4,000,000	4,250,840
Elsinore Valley Municipal Water District
Refunding COP Series 1992A	6.00%	07/01/12		1,720,000	1,773,561
Fresno
Water System RB Series 2010A1	5.50%	06/01/21		2,000,000	2,276,980
Water System RB Series 2010A1	5.50%	06/01/22		3,900,000	4,402,047
Gilroy Public Facilities Financing Auth
BAN Series 2009	2.00%	09/01/10		5,000,000	5,012,600
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)	6,645,000	7,418,079
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	1,865,799
Huntington Beach Public Financing Auth
Lease RB Series 2000A	5.50%	09/01/10		1,000,000	1,012,740
Lease Refunding RB Series 2010A	5.00%	09/01/30	(e)	1,000,000	1,027,380
Irvine Ranch Water District
COP Series 2010	5.00%	03/01/23		1,500,000	1,679,085

 3

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
COP Series 2010	5.00%	03/01/25		2,540,000	2,794,838
COP Series 2010	5.00%	03/01/27		3,150,000	3,428,491
Long Beach
Harbor Refunding RB Series 2010B	5.00%	05/15/24		5,000,000	5,480,150
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2009A	2.00%	07/01/11		2,685,000	2,731,155
Los Angeles Community College District
GO Bonds Series 2009A	6.00%	08/01/33		2,000,000	2,237,400
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17		1,340,000	1,392,461
Los Angeles Dept of Airports
Sr RB Series 2010A	4.00%	05/15/20		2,500,000	2,582,975
Sr RB Series 2010A	5.00%	05/15/32		7,565,000	7,828,716
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%	07/01/14		1,355,000	1,417,316
Power System RB Series 2008A2	5.00%	07/01/13		500,000	557,880
Power System RB Series 2008A2	5.00%	07/01/16		740,000	851,807
Power System RB Series 2009B	5.25%	07/01/23		2,750,000	3,100,900
Los Angeles Municipal Improvement Corp
Lease RB Series 2007A	5.00%	08/01/14		175,000	195,857
Lease RB Series 2009A	4.00%	04/01/14	(a)	230,000	248,630
Lease RB Series 2009C	4.00%	09/01/16		1,650,000	1,741,344
Lease RB Series 2009E	5.00%	09/01/26		1,750,000	1,784,930
Lease RB Series 2009E	5.25%	09/01/29		1,000,000	1,018,990
Los Angeles USD
GO Bonds Series 2007E	5.00%	07/01/24		525,000	559,398
GO Bonds Series 2009I	5.00%	07/01/29		3,000,000	3,135,690
GO Refunding Bonds Series 2010A	4.00%	07/01/13		3,020,000	3,254,745
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%	09/01/18		1,000,000	1,053,430
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16	(a)	1,240,000	1,408,528
Sub Lien RB Series 2008L	5.00%	07/01/17	(a)	855,000	974,991
Malibu
COP Series 2009A	4.00%	07/01/14		70,000	75,171
COP Series 2009A	4.00%	07/01/17		100,000	105,678
COP Series 2009A	4.00%	07/01/18		75,000	78,695
COP Series 2009A	5.00%	07/01/20		75,000	83,068
COP Series 2009A	5.00%	07/01/21		110,000	121,206
COP Series 2009A	5.00%	07/01/22		150,000	163,947
COP Series 2009A	5.00%	07/01/32		870,000	898,162
COP Series 2009A	5.00%	07/01/39		2,100,000	2,147,607
Marin Community College District
GO Bonds Series B	3.00%	08/01/10		1,000,000	1,004,290
Marin Water District Financing Auth
Water RB Series 2010A	5.00%	07/01/35		1,000,000	1,050,880
Marina Joint Powers Financing Auth
M/F Housing RB (Abrams B Apts) Series 2006	3.90%	11/15/16	(a)	2,850,000	2,950,263
Menifee Union SD
GO Bonds Series A	5.50%	08/01/27		425,000	465,894

4

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
GO Bonds Series A	5.50%	08/01/29		180,000	194,852
Mojave Water Agency
Revenue COP Series 2009A	5.50%	06/01/29		5,590,000	6,025,461
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(a)	3,495,000	3,745,032
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	02/07/13		2,500,000	2,680,975
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	4.00%	05/01/13		1,000,000	1,067,300
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	(a)	1,250,000	1,250,612
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.75%	02/01/16		1,240,000	1,260,857
Water Refunding RB Series 2009	4.00%	02/01/17		1,465,000	1,490,681
Palomar Pomerado Health
COP 2009	5.50%	11/01/19		3,000,000	3,176,040
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28		1,170,000	1,229,143
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%	08/01/21		230,000	258,557
GO Bonds Series 2009D	5.00%	08/01/22		300,000	334,002
GO Bonds Series 2009D	5.00%	08/01/24		350,000	383,355
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(a)	1,000,000	1,317,130
Port of Oakland
RB Series 2002M	5.25%	11/01/12	(a)	3,600,000	3,990,024
Redlands USD
GO Bonds Series 2008	5.00%	07/01/27	(a)	90,000	95,202
GO Bonds Series 2008	5.00%	07/01/28	(a)	60,000	63,173
Riverside Cnty
Teeter Obligation Notes Series 2009C	2.00%	10/15/10		1,000,000	1,004,690
Sacramento Cogeneration Auth
Refunding RB (Procter & Gamble) Series 2009	4.00%	07/01/11		285,000	293,735
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		5,500,000	5,776,155
San Bernardino Community College District
GO Bonds Series A	6.25%	08/01/33		1,040,000	1,173,692
San Diego Cnty Water Auth Financing Agency
Water RB Series 2010A	5.00%	05/01/24		6,510,000	7,160,935
San Diego Public Facilities Financing Auth
Lease Refunding RB (Ballpark Refunding) Series 2007A	5.00%	02/15/11		3,725,000	3,810,861
Lease Refunding RB (Master Refunding) Series 2010A	3.63%	03/01/17		2,710,000	2,689,865
Lease Refunding RB (Master Refunding) Series 2010A	5.00%	09/01/17		1,500,000	1,617,900
Lease Refunding RB (Master Refunding) Series 2010A	4.00%	03/01/19		1,335,000	1,310,770
Lease Refunding RB (Master Refunding) Series 2010A	5.00%	09/01/19		1,010,000	1,067,348
Lease Refunding RB (Master Refunding) Series 2010A	4.25%	03/01/20		1,000,000	980,390
Lease Refunding RB (Master Refunding) Series 2010A	5.00%	09/01/20		795,000	833,947
Lease Refunding RB (Master Refunding) Series 2010A	5.25%	03/01/40		2,000,000	1,955,660

 5

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Water Refunding RB Series 2009A	5.00%	08/01/26		1,030,000	1,106,261
San Diego Regional Building Auth
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.00%	02/01/13		500,000	520,685
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.25%	02/01/14		80,000	83,946
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/16		415,000	441,564
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/17		890,000	940,588
San Diego USD
GO Refunding Bonds Series 2006F1	5.25%	07/01/27		2,950,000	3,383,237
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/15		800,000	881,208
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/17		1,000,000	1,096,710
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/21		4,225,000	4,578,928
GO Bonds (San Francisco General Hospital ) Series 2010A	5.00%	06/15/12		9,140,000	9,916,534
San Francisco Airport Commission
RB Second Series 2009E	5.25%	05/01/24		1,000,000	1,086,640
RB Second Series 2009E	5.50%	05/01/25		2,000,000	2,205,600
RB Second Series 2009E	5.50%	05/01/26		2,000,000	2,194,660
Refunding RB Second Series 2010C	5.00%	05/01/19		2,000,000	2,227,900
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/24		5,200,000	5,714,228
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%	04/01/11		4,310,000	4,418,827
San Jose Redevelopment Agency
Tax Allocation Refunding Bonds Series 2010A1	5.50%	08/01/35		1,500,000	1,511,490
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/27	(a)(g)	870,000	337,203
GO Bonds Series 2008A	0.00%	08/01/28	(a)(g)	550,000	199,238
GO Bonds Series 2008A	0.00%	08/01/30	(a)(g)	350,000	110,306
GO Bonds Series 2008A	0.00%	08/01/31	(a)(g)	950,000	275,282
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/12		500,000	529,385
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		875,000	919,214
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20		650,000	715,936
San Rafael Redevelopment Agency
Refunding Bonds Series 2009	4.00%	12/01/19		565,000	583,040
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10		1,460,000	1,507,990
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		125,000	136,515
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16		50,000	54,570
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	125,736
RB (El Camino Hospital) Series 2007C	5.00%	02/01/15		100,000	108,681
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	328,383
Refunding Lease RB (Multiple Facilities) Series 2010N	4.00%	05/15/17		500,000	532,765
Santa Clara Redevelopment Agency
Refunding Bonds (Bayshore North)	7.00%	07/01/10		340,000	341,421
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A	5.00%	04/01/25		1,840,000	1,959,066
Santa Cruz Cnty Redevelopment Agency
Bonds Series 2009A	7.00%	09/01/36		1,100,000	1,230,042

6

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Santa Monica Community College District
GO Bonds Series 2009C	5.25%	08/01/22		450,000	515,804
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	134,150
GO Bonds Series B	5.00%	08/01/18		200,000	235,084
GO Bonds Series B	5.00%	08/01/19		150,000	175,836
South Coast Water District Financing Auth
Refunding RB Series 2010A	5.00%	02/01/29	(e)	4,530,000	4,867,258
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	6,995,000	7,042,986
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		1,000,000	1,187,860
Southern California Public Power Auth
RB (Milford Wind Corridor) Series 2010-1	5.00%	07/01/28		2,900,000	3,076,610
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20		1,030,000	1,052,608
Tuolumne Wind Project Auth
RB (Tuolumne Co) Series 2009A	5.00%	01/01/22		1,500,000	1,610,220
Univ of California
General RB Series 2009Q	5.25%	05/15/26		6,030,000	6,633,121
Washington Township Health Care District
GO Bonds Series 2009A	6.00%	08/01/11		1,160,000	1,233,196
GO Bonds Series 2009A	6.00%	08/01/12		1,000,000	1,094,640
GO Bonds Series 2009A	6.50%	08/01/13		250,000	285,443
GO Bonds Series 2009A	6.50%	08/01/14		750,000	871,050
RB Series 2009A	4.50%	07/01/11		150,000	155,745
RB Series 2009A	4.50%	07/01/12		275,000	291,987
RB Series 2009A	4.50%	07/01/13		250,000	268,795
RB Series 2009A	5.00%	07/01/14		300,000	325,020
RB Series 2009A	5.00%	07/01/15		300,000	320,328
RB Series 2009A	5.00%	07/01/16		75,000	79,299
RB Series 2009A	5.13%	07/01/17		200,000	210,844
RB Series 2009A	5.25%	07/01/18		250,000	263,785
RB Series 2009A	5.50%	07/01/19		300,000	319,155
RB Series 2009A	6.00%	07/01/29		1,000,000	1,048,410
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	(a)	2,000,000	2,210,100
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		800,000	851,912
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,000,000	2,119,880
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,000,000	2,112,220
William S. Hart Union High SD
GO BAN 2009	5.00%	12/01/11		1,500,000	1,551,540

					400,468,874

PUERTO RICO 2.1%
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/13	(a)	1,175,000	1,321,664

 7

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date		($)	($)
Power Refunding RB Series ZZ	5.25%	07/01/18		5,000,000	5,511,050
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11		2,000,000	2,085,920

					8,918,634

Total Fixed-Rate Obligations (Cost $398,461,848)					409,387,508

Variable-Rate Obligations 2.4% of net assets

CALIFORNIA 2.4%
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2003	2.00%	06/02/10	(a)	1,150,000	1,150,000
Refunding RB (Loyola Marymount Univ) Series 2010B	1.09%	06/02/10		7,500,000	7,499,925
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	1.02%	06/24/10	(b)(c)(d)	1,550,000	1,470,562

Total Variable-Rate Obligations (Cost $10,200,000)					10,120,487

End of Investments.

At 05/31/10, the tax basis cost of the fund’s investments was $408,656,613 and the unrealized appreciation and depreciation were $11,184,444 and ($333,062), respectively, with a net unrealized appreciation of $10,851,382.

(a)	Credit-enhanced security.
(b)	Illiquid security. At the period end, the value of these amounted to $1,470,562 or 0.3% of net assets.
(c)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
USD —	Unified school district

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

8

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$409,387,508	$—	$409,387,508
Variable-Rate Obligations(a)	—	8,649,924	1,470,563	10,120,487

Total	$—	$418,037,432	$1,470,563	$419,507,995

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

 9

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	May 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Loss)	(Sales)	in/out	2010

Variable-Rate Obligations	$1,440,000	$—	$—	$80,563	$(50,000)	$—	$1,470,563

Total	$1,440,000	$—	$—	$80,563	$(50,000)	$—	$1,470,563

REG46024MAY10 - 00

10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Randall W. Merk

Randall W. Merk Chief Executive Officer

Date:	July 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk Chief Executive Officer

Date:	July 20, 2010

By:	/s/ George Pereira

George Pereira Principal Financial Officer

Date:	July 20, 2010